UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 483
Goshen, IN  46527
(Address of principal executive offices) (Zip code)

Anthony Zacharski
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds	Class A	Class I
Intermediate Income Fund	MIIAX	MIIIX
Core Stock Fund	MMPAX	MMCSX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Table of Contents

Message from the President	3

Performance	5

Praxis Intermediate Income Fund
Schedule of portfolio investments	7

Praxis Core Stock Fund
Schedule of portfolio investments	13

Praxis International Index Fund
Schedule of portfolio investments	15

Praxis Value Index Fund
Schedule of portfolio investments	24

Praxis Growth Index Fund
Schedule of portfolio investments	28

Praxis Small Cap Fund
Schedule of portfolio investments	31

Praxis Genesis Conservative Portfolio
Schedule of portfolio investments	33

Praxis Genesis Balanced Portfolio
Schedule of portfolio investments	34

Praxis Genesis Growth Portfolio
Schedule of portfolio investments	35

Financial Statements
Statements of Assets and Liabilities	36
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	45

Notes to Financial Statements	54

Additional Fund Information (unaudited)	71

Message from the President

Dear Praxis shareholder:

Many of the shareholder letters you receive this year will, no doubt, mention the continued volatility in the equities market, the uncertainty of the economy, the debt crisis in Europe and unemployment numbers. While all of those issues concern us and impact our investment work, we remain focused on providing solid returns to our shareholders. But at Praxis Mutual Funds, we’re committed to doing more – like our work in shareholder advocacy and community development. A brief update of our shareholder advocacy activities follows the investment review.

Fund review
We’re pleased with the acceptance the Praxis International Index Fund has received since its launch in 2011. Many of our investors selected this Fund for their international allocation when the Praxis International Fund was closed on April 30, 2012. The Praxis International Index Fund invests in companies in the developed markets of Europe, Australia and the Far East, as well as multiple emerging market countries.

During the first six months of 2012, domestic large capitalization equities, as measured by the Standard & Poor’s 500 Index, rose 9.49 percent, but the period was a difficult one for most active managers. The Class A Shares (without load) of the Praxis Core Stock Fund rose by 5.45 percent, and underperformed its benchmark, the Standard & Poor’s 500 Index. Over the same period, the Class A Shares (without load) of the Praxis Value Index Fund rose by 7.4 percent, and underperformed its benchmark, the Standard & Poor’s 500 Value Index, which rose 8.92 percent. The Class A Shares (without load) of the Praxis Growth Index Fund rose by 12.55 percent, and outperformed its benchmark – the Standard and Poor’s Growth Index, which rose by 9.97 percent. The Class A Shares (without load) of the Praxis Small Cap Fund rose by 4.95 percent and underperformed its benchmark, the Russell 2000 Index, which rose by 8.53 percent.

The Praxis International Index Class A Shares (without load) rose 2.18 percent and underperformed its benchmark, the MSCI ACWI ex-U.S., which rose 2.77 percent over the same period.

Coming off of strong performance in 2011, the Praxis Intermediate Income Fund continues to provide positive returns for the six month period. The Class A Shares (without load) posted a gain of 2.37 percent for the period ending June 30, 2012. This Fund’s benchmark, Barclays U.S. Aggregate Bond Index, also returned 2.37 percent over the same six-month period.

For those investors wishing to invest in portfolios with periodic asset rebalancing, the Praxis Genesis Portfolios, offering three “fund-of funds,” continue to be popular. As of June 30, 2012, over $92.5 million was invested in the Genesis Portfolios, which have lower minimum investment requirements than our individual Funds.

Shareholder advocacy
During the first two quarters of 2012, Praxis continued to focus its shareholder advocacy efforts around modern slavery and food and water sustainability.

Human trafficking and major sporting events
Major sporting events are a time when tens of thousands of people come together to enjoy competition and festivities. Sadly, they are also a venue for human trafficking and sexual exploitation. Praxis is actively leveraging investor power to raise awareness and help prevent exploitation at these events.

Leading up to the 2012 Super Bowl in Indianapolis, Praxis Mutual Funds helped coordinate anti-trafficking advocacy with other faith-based investors and local officials. The work focused on hotels (which tend to be human trafficking activity hotspots) and included awareness raising and training for workers. The week before the Super Bowl, Praxis issued a press release and hosted a national media call promoting shareholder efforts to engage Indianapolis-area hotels.

Recently, Praxis sent a shareholder letter to Rio Tinto1, as part of a larger investor campaign to raise awareness on human trafficking among major sponsors of the 2012 Olympic Games in London. The letter inquired about the company’s human trafficking-related policies. Praxis received a response from Rio Tinto’s chief executive officer, outlining the steps the company takes to prevent trafficking and abide by international codes.

Message from the President (continued)

Hershey announces certified cocoa line
The Hershey Company2 announced in early 2012 that it will begin making its Hershey’s Bliss chocolate products 100 percent with cocoa from Rainforest Alliance Certified farms, which have met comprehensive sustainability standards to protect the environment, employees and communities. Hershey will use an independent, third-party certification system to ensure its Bliss cocoa is grown sustainably – and without the use of forced and child labor.

Since 2009, Praxis has urged Hershey to address its cocoa bean sourcing, encouraging equitable pay for farmers and fair labor standards for workers. In 2011, Praxis led other concerned investors in conversations with Hershey to discuss the company’s first corporate responsibility report, and also led efforts to encourage Hershey to begin using certified cocoa in at least one of its chocolate lines.

BP takes steps addressing shareholder concerns
Since the April 2010 Gulf Oil Spill, Praxis has co-led an engagement with BP3 focused on improvements in safety and risk management, restoration of the Gulf, and strengthened Board oversight. These engagements have involved several meetings with the company’s senior management, including BP Chairman Carl-Henric Svanberg.

Early this year, BP took steps to address shareholder concerns, including the release of a freestanding 2011 Gulf of Mexico Restoration Report providing increased detail on remediation efforts, progress to date and confirmed successes. BP also appointed an independent expert to oversee the company’s implementation of the Bly Report recommendations for fixing the safety management problems that led to the 2010 disaster.

The decision of Sir William Castell – former chair of the BP Safety, Ethics and Environmental Assurance Committee (SEEAC) – to not stand for Board re-election was seen as an affirmative response to concerns voiced by shareholders, as was the appointment of retired U.S. Admiral Skip Bowman to SEEAC and Dame Ann Dowling, a highly regarded academic with a background in pollution mitigation, to the BP Board and SEEAC.

Our activities at Praxis Mutual Funds remain focused on providing solid returns to our shareholders and, at the same time, fulfilling our mission as a faith-based mutual fund family through active engagement in shareholder advocacy and community development investing.

Thank you for being an investor with Praxis Mutual Funds. We strive to be good stewards of the resources you’ve entrusted to us.

Sincerely,

David C. Gautsche
President

1As of March 31, 2012 the Praxis Core Stock Fund held 0.57 percent of assets and the Praxis International Fund held 1.06 percent of its assets in Rio Tinto.
2As of March 31, 2012 the Praxis Growth Index Fund held 0.22 percent of its assets in Hershey.
3As of March 31, 2012, the Praxis International Index Fund held 1.09 percent of its assets in BP.

Fund holdings are subject to change. To obtain holdings as of the most previous quarter, visit www.praxismutualfunds.com.

The views expressed are those of the president of the Funds as of June 30, 2012, are subject to change, and may differ from the views of other officers, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors Inc.

Performance

We are pleased to provide this 2012 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2012.

			Annualized
	NAV 6/30/12	Six Month Ended 6/30/12	One Year Ended 6/30/12	Three Year Ended 6/30/12	Five Year Ended 6/30/12	Ten Year Ended 6/30/12	Since Inception 6/30/12	Inception Date	Expense Ratio*** Gross / Net
Intermediate Income Fund
Class A (No Load)	10.73	2.37%	6.12%	6.78%	6.79%	5.33%	5.31%	1/4/94	1.10%	0.98%
Class A *	10.73	-1.44%	2.14%	5.44%	5.97%	4.92%	5.09%	1/4/94
Class I **	10.70	2.57%	6.56%	7.20%	7.14%	5.52%	5.38%	5/1/06	0.59%	0.59%
Barclays Capital
Aggregate Bond Index (1)		2.37%	7.47%	6.93%	6.79%	5.63%	n/a
Core Stock Fund
Class A (No Load)	12.77	5.45%	0.39%	12.01%	-3.91%	1.38%	4.58%	1/4/94	1.61%	1.61%
Class A *	12.77	-0.08%	-4.84%	9.99%	-4.94%	0.83%	4.27%	1/4/94
Class I **	12.91	5.73%	1.01%	12.74%	-3.40%	1.70%	4.70%	5/1/06	0.91%	0.91%
S&P 500 Index (2)	9.49%	5.45%	16.40%	0.22%	5.33%	n/a
International Index Fund
Class A (No Load)	8.43	2.18%	-16.14%	n/a	n/a	n/a	-10.10%	12/31/10	4.87%	1.73%
Class A *	8.43	-3.21%	-20.52%	n/a	n/a	n/a	-13.26%	12/31/10
Class I	8.49	2.66%	-15.51%	n/a	n/a	n/a	-9.46%	12/31/10	0.86%	0.86%
MSCI All Country
World Index ex-U.S. (3)		2.77%	-14.57%	n/a	n/a	n/a	n/a
Value Index Fund
Class A (No Load)	8.13	7.40%	-0.45%	13.12%	-5.11%	2.95%	0.29%	5/1/01	1.32%	1.32%
Class A *	8.13	1.75%	-5.70%	11.10%	-6.13%	2.40%	-0.19%	5/1/01
Class I **	8.11	7.85%	0.38%	13.95%	-4.58%	3.27%	0.51%	5/1/06	0.49%	0.49%
S&P 500 Value Index (4)	8.92%	3.00%	15.32%	-2.69%	4.79%	n/a
MSCI US Prime
Market Value Index (5)		7.93%	2.65%	15.34%	-2.11%	5.26%	n/a

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

* The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund
** Class I Shares of the Intermediate, Core Stock and Value Index Funds were not in existence prior to 5/1/06. Class I Share performance calculated for any period prior to 5/1/06 is based on the performance of Class B Shares since inception of 1/4/94 and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares were exchanged into Class A Shares on August 17, 2009. The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.
*** reflects the expense ratios as reported in the Prospectus dated May 1, 2011. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2011 through April 30, 2012 for Class A.

(1)
Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

(2)	The S&P 500 Index (the “S&P 500 Index”) is a widely recognized, unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
(3)
The MSCI All Country World Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

(4)	The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market. The Fund has changed its benchmark from the MSCI US Prime Market Value Index to the S&P 500 Value Index.
(5)
The MSCI US Prime Market Value Index represents the value companies of the MSCI US Prime Market 750 Index. (The MSCI US Prime Market 750 Index represents the universe of large and medium capitalization companies in the US equity market). The MSCI US Prime Market Value Index is a subset of the MSCI US Prime Market 750 Index.

Performance (continued)

			Annualized
	NAV 6/30/12	Six Month Ended 6/30/12	One Year Ended 6/30/12	Three Year Ended 6/30/12	Five Year Ended 6/30/12	Ten Year Ended 6/30/12	Since Inception 6/30/12	Inception Date	Expense Ratio** Gross / Net
Growth Index Fund
Class A (No Load)	11.21	12.55%	8.42%	16.16%	2.10%	n/a	2.37%	5/1/07	2.01%	1.10%
Class A *	11.21	6.66%	2.76%	14.08%	1.01%	n/a	1.31%	5/1/07
Class I	11.25	12.95%	9.15%	16.74%	2.52%	n/a	2.77%	5/1/07	0.50%	0.50%
S&P 500 Growth Index (6)		9.96%	7.78%	17.45%	3.04%	n/a	n/a
MSCI US Prime
Market Growth Index (7)		10.84%	6.60%	17.76%	3.12%	n/a	n/a
Small Cap Fund
Class A (No Load)	11.03	4.95%	-3.67%	20.53%	1.40%	n/a	1.92%	5/1/07	2.18%	1.72%
Class A *	11.03	-0.54%	-8.69%	18.37%	0.31%	n/a	0.87%	5/1/07
Class I	11.24	5.34%	-3.10%	21.09%	1.80%	n/a	2.31%	5/1/07	1.05%	1.05%
Russell 2000 Index (8)		8.53%	-2.08%	17.80%	0.54%	n/a	n/a
Genesis Conservative Portfolio
Class A (No Load)	10.82	3.76%	3.60%	n/a	n/a	n/a	5.91%	12/31/09	1.42%	1.25%
Class A *	10.82	-1.67%	-1.87%	n/a	n/a	n/a	3.66%	12/31/09
Barclays Capital Aggregate
Bond Index (1)		2.37%	7.47%	n/a	n/a	n/a	n/a
Composite Benchmark (9)		4.11%	5.36%	n/a	n/a	n/a	n/a
Genesis Balanced Portfolio
Class A (No Load)	11.09	4.72%	0.63%	n/a	n/a	n/a	6.04%	12/31/09	1.44%	1.34%
Class A *	11.09	-0.79%	-4.70%	n/a	n/a	n/a	3.79%	12/31/09
Russell 3000 Index (10)		9.32%	3.84%	n/a	n/a	n/a	n/a
Composite Benchmark (11)		5.71%	2.60%	n/a	n/a	n/a	n/a
Genesis Growth Portfolio
Class A (No Load)	11.24	5.26%	-1.43%	n/a	n/a	n/a	6.06%	12/31/09	1.68%	1.40%
Class A *	11.24	-0.25%	-6.57%	n/a	n/a	n/a	3.81%	12/31/09
Russell 3000 Index (10)		9.32%	3.84%	n/a	n/a	n/a	n/a
Composite Benchmark (12)		6.70%	0.55%	n/a	n/a	n/a	n/a

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

* The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund
The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.
** Reflects the expense ratios as reported in the Prospectus dated May 1, 2011. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2011 through April 30, 2012 for Class A.

(6)
The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market. The Fund has changed its benchmark from the MSCI US Prime Market Growth Index to the S&P 500 Growth Index.

(7)
The MSCI US Prime Market Growth Index represents the growth companies of the MSCI US Prime Market 750 Index. (The MSCI US Prime Market 750 Index represents the universe of large and medium capitalization companies in the US equity market). The MSCI US Prime Market Growth Index is a subset of the MSCI US Prime Market 750 Index.

(8)
The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

(9)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the Russell 2000 Index (20%).

(10)	The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
(11)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

(12)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2d000 Index (15%).

Schedule of Portfolio Investments
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
ASSET BACKED SECURITIES—4.4%
Ally Auto Receivables Trust, 1.11%,
1/15/15	$1,862,881	$1,870,063
Bank of America Auto Trust, 2.67%,
12/15/16(a)	2,000,000	2,024,109
Bank of America Auto Trust, 3.03%,
10/15/16(a)	1,916,554	1,934,483
Burlington Northern Santa Fe LLC, 7.16%,
1/02/20	1,035,487	1,220,031
Cabela’s Master Credit Card Trust, 0.84%,
6/17/19+(a)	1,000,000	1,008,728
Cronos Containers Program Ltd., 4.21%,
5/18/27(a)	991,667	999,104
Dominos Pizza Master Issuer LLC, 5.22%,
1/25/42(a)	996,250	1,038,853
Ford Credit Auto Owner Trust, 0.97%,
1/15/15	417,727	418,876
Ford Credit Auto Owner Trust, 4.43%,
11/15/14	427,784	438,130
GTP Acquisition Partners I LLC, 4.35%,
6/15/16(a)	800,000	837,412
Honda Auto Receivables Owner Trust,
4.43%, 7/15/15	424,247	427,129
Hyundai Auto Receivables Trust, 1.65%,
2/15/17	1,000,000	1,019,783
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	784,364
Trip Rail Master Funding LLC, 2.74%,
7/15/41+(a)	890,906	890,884
TOTAL ASSET BACKED SECURITIES		14,911,949

COMMERCIAL MORTGAGE BACKED SECURITIES—5.2%
Bear Stearns Commercial Mortgage
Securities, 4.67%, 6/11/41	1,000,000	1,084,625
Bear Stearns Commercial Mortgage
Securities, 4.95%, 2/11/41	94,007	94,208
Bear Stearns Commercial Mortgage
Securities, 5.12%, 2/11/41+	1,000,000	1,089,339
Bear Stearns Commercial Mortgage
Securities, 5.13%, 10/12/42+	581,790	581,662
Bear Stearns Commercial Mortgage
Securities, 5.54%, 9/11/41	2,000,000	2,277,568
Bear Stearns Commercial Mortgage
Securities, 5.61%, 6/11/50	835,933	859,790
Bear Stearns Commercial Mortgage
Securities, 5.74%, 9/11/42+	1,000,000	1,163,379
Commercial Mortgage Pass Through
Certificates, 3.39%, 5/15/45	1,000,000	1,016,801
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	729,079	780,984
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.63%, 3/15/46	239,501	241,543
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.90%, 10/15/42	1,000,000	999,813
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.92%, 10/15/42+	1,000,000	1,089,246
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.13%, 5/15/47	448,142	468,651
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.17%, 8/12/40+	656,114	662,212
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.40%, 5/15/45	2,000,000	2,263,700
Morgan Stanley Capital I, Inc., 3.88%,
9/15/47(a)	1,000,000	1,075,579
Morgan Stanley Capital I, Inc., 5.01%,
1/14/42 $113,462	113,462	113,384
Morgan Stanley Capital I, Inc., 5.86%,
10/15/42+	272,949	277,609
Morgan Stanley Capital I, Inc., 5.99%,
8/12/41+	1,000,000	1,159,470
Wachovia Bank Commercial Mortgage Trust,
5.04%, 3/15/42	274,068	280,312
TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES		17,579,875

FOREIGN BONDS—1.0%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,239,400
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,066,960
TOTAL FOREIGN BONDS		3,306,360

MUNICIPAL BONDS—2.4%
Cincinnati Ohio Water System Rev.,
6.46%, 12/01/34	600,000	700,212
City of Lancaster PA (CIFG), 5.59%,
11/15/34	1,000,000	1,060,360
Columbus Multi-High School Building
Corp. Rev., 6.45%, 1/15/30	1,000,000	1,110,620
Fort Wayne International Airport Air Trade
Center Building Corp., 4.25%, 7/15/16	500,000	533,785
Houston Independent School District, 6.17%,
2/15/34	1,000,000	1,123,190
Indianapolis Public School Multi-School
Building, 5.73%, 7/15/29	1,500,000	1,676,640
LL&P Wind Energy, Inc. (XLCA), 5.73%,
12/01/17(a)	1,000,000	1,014,840
Wisconsin Department of Transportation,
5.84%, 7/01/30	800,000	913,152
TOTAL MUNICIPAL BONDS		8,132,799

CORPORATE BONDS—42.3%
ADVERTISING—0.6%
Interpublic Group of Cos., Inc., 10.00%,
7/15/17	750,000	847,500
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,182,990
		2,030,490

AUTO COMPONENTS—0.3%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,137,999

BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	516,321

BROADCASTING & CABLE TV—0.3%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,160,885

BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%, 10/03/16	500,000	533,600
Owens Corning, 6.50%, 12/01/16	800,000	889,537
		1,423,137

CAPITAL MARKETS—0.7%
BlackRock, Inc., 1.38%, 6/01/15	314,000	316,245
Franklin Resources, Inc., 2.00%, 5/20/13	670,000	678,535
Raymond James Financial, Inc., 8.60%,
8/15/19	1,000,000	1,231,418
		2,226,198

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—42.3%, continued
CHEMICALS—0.3%
Airgas, Inc., 3.25%, 10/01/15	$1,000,000	$1,042,065

COMMERCIAL BANKS—1.9%
ANZ National International Ltd., 3.13%,
8/10/15(a)	1,000,000	1,026,722
Bank of New York Mellon Corp., 5.13%,
8/27/13	830,000	873,001
Canadian Imperial Bank of Commerce,
2.00%, 2/04/13(a)	1,000,000	1,009,229
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	767,650
Manufacturers & Traders Trust Co., 6.63%,
12/04/17	600,000	701,030
State Street Corp., 7.35%, 6/15/26	1,000,000	1,273,547
Wells Fargo & Co., 3.50%, 3/08/22	887,000	912,690
		6,563,869

COMMERCIAL SERVICES & SUPPLIES—0.6%
GATX Corp., 9.00%, 11/15/13	921,016	1,002,992
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,057,190
		2,060,182

COMPUTERS & PERIPHERALS—0.2%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	522,626

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%,
4/15/18	1,000,000	1,102,866

CONSUMER FINANCE—1.1%
American Express Credit Corp., 2.80%,
9/19/16	1,000,000	1,043,165
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	524,114
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,111,379
Harley-Davidson Financial Services, Inc.,
2.70%, 3/15/17(a)	500,000	507,250
Harley-Davidson Financial Services, Inc.,
3.88%, 3/15/16(a)	150,000	158,422
SLM Corp., 5.38%, 1/15/13	500,000	509,367
		3,853,697

CONTAINERS & PACKAGING—0.5%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	541,042
Sealed Air Corp., 7.88%, 6/15/17	1,000,000	1,080,000
		1,621,042

DIVERSIFIED FINANCIAL SERVICES—3.4%
Ally Financial, Inc., 6.75%, 12/01/14	600,000	631,500
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,336,616
Citigroup, Inc., 4.45%, 1/10/17	500,000	524,122
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,107,923
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,115,287
General Electric Capital Corp., 6.15%,
8/07/37	1,000,000	1,181,424
Goldman Sachs Group, Inc., 6.15%, 4/01/18	500,000	542,040
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	534,993
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,484,550
NASDAQ OMX Group, Inc., 4.00%, 1/15/15	750,000	775,448
National Rural Utilities Cooperative Finance
Corp., 10.38%, 11/01/18	780,000	1,130,208
UBS AG, 3.88%, 1/15/15	1,000,000	1,033,374
		11,397,485

ELECTRIC UTILITIES—4.5%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,030,839
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	651,040
CenterPoint Energy Houston Electric LLC,
7.00%, 3/01/14	1,000,000	1,101,470
CMS Energy Corp., 4.25%, 9/30/15	600,000	623,808
Consumers Energy Co., 6.70%, 9/15/19	625,000	803,488
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	581,470
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,984,692
Oncor Electric Delivery Co. LLC, 6.80%,
9/01/18	750,000	896,445
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	564,026
Portland General Electric Co., 6.10%,
4/15/19	1,100,000	1,357,792
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,093,657
Potomac Electric Power Co., 6.50%,
11/15/37	1,000,000	1,404,689
Puget Energy, Inc., 5.63%, 7/15/22(a)	750,000	770,625
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,200,971
TransAlta Corp., 4.75%, 1/15/15	500,000	521,714
TransAlta Corp., 6.65%, 5/15/18	500,000	556,959
		15,143,685

ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	574,690

FOOD PRODUCTS—0.5%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	994,905
Ralcorp Holdings, Inc., 4.95%, 8/15/20	500,000	523,430
		1,518,335

FOOD RETAIL—0.3%
Koninklijke Ahold NV, 7.82%, 1/02/20	882,437	997,154

GAS UTILITIES—0.8%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	298,839
Michigan Consolidated Gas Co., 8.25%,
5/01/14	1,000,000	1,122,477
National Fuel Gas Co., 6.50%, 4/15/18	500,000	570,212
Sempra Energy, 6.50%, 6/01/16	600,000	705,857
		2,697,385

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY International, Inc., 2.75%,
8/15/16	570,000	579,528
Mead Johnson Nutrition Co., 3.50%,
11/01/14	500,000	518,821
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	567,410
		1,665,759

HEALTH CARE PROVIDERS & SERVICES—0.8%
Express Scripts Holding Co., 6.25%, 6/15/14	550,000	601,366
Howard Hughes Medical Institute, 3.45%,
9/01/14	843,000	895,011
Laboratory Corp of America Holdings,
3.13%, 5/15/16	500,000	521,722
McKesson Corp., 6.00%, 3/01/41	474,000	624,295
		2,642,394

HOTELS, RESTAURANTS & LEISURE—0.2%
Hyatt Hotels Corp., 5.75%, 8/15/15(a)	750,000	822,406

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—42.3%, continued
HOUSEHOLD DURABLES—0.4%
Snap-On, Inc., 4.25%, 1/15/18	$500,000	$553,869
Stanley Black & Decker, Inc., 6.15%,
10/01/13	725,000	771,441
		1,325,310

HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	524,160

INDUSTRIAL CONGLOMERATES—1.2%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,800,814
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,104,047
Harsco Corp., 5.75%, 5/15/18	1,000,000	1,105,915
		4,010,776

INDUSTRIAL MACHINERY—0.3%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,173,436

INSURANCE BROKERS—0.3%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,084,969

INTEGRATED TELECOMMUNICATION SERVICES—0.8%
AT&T, Inc., 5.55%, 8/15/41	500,000	595,979
Frontier Communications Corp., 7.88%,
4/15/15	332,000	365,200
GTE Corp., 6.84%, 4/15/18	1,000,000	1,224,788
Verizon Communications, Inc., 6.00%,
4/01/41	500,000	633,874
		2,819,841

INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%, 4/15/17(a)	500,000	531,148

IT SERVICES—1.4%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	257,041
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,036,956
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,172,575
Fiserv, Inc., 3.13%, 10/01/15	250,000	259,140
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,081,039
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,071,451
		4,878,202

LIFE & HEALTH INSURANCE—0.6%
Americo Life, Inc., 7.88%, 5/01/13(a)	750,000	783,409
Ohio National Financial Services, Inc.,
6.35%, 4/01/13(a)	705,000	705,398
Prudential Financial, Inc., 4.75%, 4/01/14	641,000	674,162
		2,162,969

MACHINERY—0.3%
Kennametal, Inc., 3.88%, 2/15/22	475,000	488,732
Pall Corp., 5.00%, 6/15/20	500,000	568,697
		1,057,429

METALS & MINING—0.8%
Carpenter Technology Corp., 6.63%, 5/15/13	500,000	514,985
Newcrest Finance Pty Ltd., 4.45%,
11/15/21(a)	1,000,000	1,026,155
Teck Resources Ltd., 3.00%, 3/01/19	500,000	496,703
Xstrata Finance Canada Ltd., 3.60%,
1/15/17(a)	500,000	514,938
		2,552,781

MULTI-LINE INSURANCE—1.4%
American International Group, Inc., 3.80%,
3/22/17	1,000,000	1,019,390
Horace Mann Educators Corp., 6.85%,
4/15/16	750,000	811,864
Kemper Corp., 6.00%, 11/30/15	800,000	838,613
Liberty Mutual Group, Inc., 4.95%,
5/01/22(a)	800,000	795,036
MetLife, Inc., 4.75%, 2/08/21	500,000	556,609
Metropolitan Life Global Funding I, 5.13%,
6/10/14(a)	500,000	536,182
		4,557,694

MULTILINE RETAIL—0.6%
Dollar General Corp., 4.13%, 7/15/17	200,000	203,000
J.C. Penney Co., Inc., 5.75%, 2/15/18	500,000	453,125
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,498,778
		2,154,903

OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	530,037

OIL, GAS & CONSUMABLE FUELS—1.8%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,371,845
Merey Sweeny LP, 8.85%, 12/18/19(a)	658,512	783,497
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,008,617
Murphy Oil Corp., 4.00%, 6/01/22	1,000,000	1,018,453
Newfield Exploration Co., 7.13%, 5/15/18	500,000	529,375
Pioneer Natural Resources Co., 5.88%,
7/15/16	500,000	555,736
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.83%, 9/30/16(a)	711,100	761,766
		6,029,289

PAPER & FOREST PRODUCTS—0.2%
Domtar Corp., 9.50%, 8/01/16	702,000	837,547

PHARMACEUTICALS—0.7%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,191,205
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,243,844
		2,435,049

PIPELINES—1.3%
Enbridge Energy Partners LP, 5.20%,
3/15/20	500,000	566,609
Enterprise Products Operating LLC, 3.70%,
6/01/15	1,000,000	1,066,906
Florida Gas Transmission Co. LLC, 4.00%,
7/15/15(a)	1,000,000	1,038,905
Rockies Express Pipeline LLC, 6.25%,
7/15/13(a)	750,000	770,625
Texas Gas Transmission LLC, 4.60%,
6/01/15	1,000,000	1,074,370
		4,517,415

PROPERTY & CASUALTY INSURANCE—1.1%
21st Century Insurance Group, 5.90%,
12/15/13	973,000	1,019,544
Markel Corp., 6.80%, 2/15/13	1,000,000	1,030,710
Progressive Corp., 6.70%, 6/15/37+	500,000	520,000
W.R.Berkley Corp., 4.63%, 3/15/22	250,000	252,614
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	792,006
		3,614,874

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—42.3%, continued
PUBLISHING—0.5%
McGraw-Hill Cos., Inc., 5.38%, 11/15/12	$1,000,000	$1,016,373
Washington Post Co., 7.25%, 2/01/19	575,000	658,451
		1,674,824

REAL ESTATE INVESTMENT TRUSTS (REITS)—2.0%
Boston Properties LP, 3.85%, 2/01/23	1,000,000	1,009,394
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,302,187
Federal Realty Investment Trust, 5.65%,
6/01/16	625,000	688,962
Health Care REIT, Inc., 4.70%, 9/15/17	718,000	759,929
Pan Pacific Retail Properties, Inc., 5.95%,
6/01/14	1,000,000	1,058,676
PPF Funding, Inc., 5.13%, 6/01/15(a)	750,000	763,195
ProLogis LP, 6.13%, 12/01/16	1,000,000	1,120,534
		6,702,877

ROAD & RAIL—0.8%
Burlington Northern Santa Fe LLC, 5.75%,
5/01/40	1,000,000	1,192,330
CSX Transportation, Inc., 8.38%, 10/15/14	419,739	476,698
Penske Truck Leasing Co. LP / PTL
Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,007,872
		2,676,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Analog Devices, Inc., 5.00%, 7/01/14	1,000,000	1,081,341
Applied Materials, Inc., 2.65%, 6/15/16	370,000	387,381
Applied Materials, Inc., 7.13%, 10/15/17	500,000	623,433
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,194,421
		3,286,576

SOFT DRINKS—0.4%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,177,615

SOFTWARE—0.2%
Symantec Corp., 2.75%, 6/15/17	500,000	502,244

SPECIALTY RETAIL—0.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	420,956
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	506,187
		927,143

SUPRANATIONAL—1.8%
Corporation Andina de Fomento, 5.20%,
5/21/13	1,000,000	1,034,692
Inter-American Development Bank, 3.50%,
3/15/13	1,000,000	1,021,372
Inter-American Development Bank, 3.50%,
7/08/13	1,000,000	1,029,211
International Bank for Reconstruction &
Development, 2.00%, 12/04/13	2,000,000	2,033,754
International Finance Corp., 2.25%, 4/28/14	1,000,000	1,031,402
		6,150,431

TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc., 3.38%, 11/01/15	500,000	516,211

TRANSPORTATION SERVICES—0.2%
Golden State Petroleum Transport Corp.,
8.04%, 2/01/19	753,934	658,644

TRUCK MANUFACTURERS—0.2%
PACCAR, Inc., 6.88%, 2/15/14	760,000	833,545

TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%,
9/15/15	1,000,000	1,032,779

UTILITIES—1.7%
Cedar Brakes II LLC, 9.88%, 9/01/13(a)	517,693	534,906
FPL Energy American Wind LLC, 6.64%,
6/20/23(a)	400,700	409,143
FPL Energy National Wind LLC, 5.61%,
3/10/24(a)	131,049	130,653
Harper Lake Solar Funding Corp., 7.65%,
12/31/18(a)	778,989	808,637
Kiowa Power Partners LLC, 4.81%,
12/30/13(a)	551,025	557,042
LS Power Funding Corp., 8.08%, 12/30/16	459,855	499,255
Midland Cogeneration Venture LP, 6.00%,
3/15/25(a)	662,630	695,733
Salton Sea Funding Corp., 7.48%, 11/30/18	787,174	825,336
SteelRiver Transmission Co. LLC, 4.71%,
6/30/17(a)	552,351	569,353
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	799,210
		5,829,268

WATER UTILITIES—0.3%
American Water Capital Corp., 6.09%,
10/15/17	1,000,000	1,170,733
TOTAL CORPORATE BONDS		142,658,289

CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community Investment, Inc.,
1.00%, 12/15/12+(b)	1,210,000	1,210,000
Everence Community Investment, Inc.,
1.50%, 12/15/13+(b)	977,500	973,720
Everence Community Investment, Inc.,
1.50%, 12/15/14+(b)	1,227,500	1,227,500
TOTAL CORPORATE NOTES		3,411,220

U.S. GOVERNMENT AGENCIES—42.2%
FEDERAL FARM CREDIT BANK — 0.7%
4.88%, 12/16/15	2,000,000	2,288,072

FEDERAL HOME LOAN BANK — 3.8%
3.38%, 6/12/20	1,000,000	1,114,183
3.88%, 6/14/13	300,000	310,268
5.00%, 11/17/17	2,000,000	2,414,990
5.50%, 7/15/36	6,570,000	8,862,102
		12,701,543

FEDERAL HOME LOAN MORTGAGE
CORP. — 19.9%
2.36%, 5/01/34+	293,159	311,128
2.36%, 5/01/34+	174,879	185,598
2.38%, 1/13/22	960,000	985,204
3.50%, 10/01/41	2,306,880	2,422,796
3.50%, 6/01/42	3,000,000	3,141,366
3.75%, 3/27/19	3,020,000	3,488,194
4.00%, 11/01/24	2,808,769	2,970,017
4.00%, 10/01/25	1,134,760	1,199,905
4.00%, 10/01/41	2,685,303	2,854,943
4.00%, 2/01/42	1,734,439	1,844,010
4.50%, 6/01/18	478,478	511,703

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES—42.2%, continued
FEDERAL HOME LOAN MORTGAGE
CORP. — 19.9%, continued
4.50%, 10/01/35	$1,651,377	$1,766,725
4.50%, 6/01/39	1,866,349	1,994,088
4.50%, 7/01/39	2,138,866	2,285,256
4.50%, 11/01/39	2,245,071	2,398,730
4.50%, 9/01/40	2,688,483	2,875,852
4.50%, 5/01/41	5,352,319	5,733,700
4.88%, 6/13/18	7,200,000	8,719,776
5.00%, 4/01/19	302,153	324,473
5.00%, 12/01/21	642,342	690,092
5.00%, 2/15/32	545,970	558,540
5.00%, 7/01/35	699,796	754,332
5.00%, 3/01/38	2,707,877	2,914,251
5.00%, 6/01/39	3,151,744	3,388,006
5.00%, 9/01/41	2,743,163	2,976,228
5.50%, 7/18/16	3,500,000	4,157,755
5.50%, 4/01/22	344,304	375,704
5.50%, 11/01/33	318,170	348,697
5.50%, 3/01/36	441,184	482,409
5.50%, 6/01/36	682,911	744,376
5.50%, 12/01/36	678,327	739,380
6.00%, 9/01/17	285,818	311,437
6.00%, 4/01/27	764,037	838,983
6.00%, 6/01/36	483,143	536,274
6.00%, 8/01/37	411,723	451,853
7.00%, 2/01/30	169,919	203,752
7.00%, 3/01/31	163,047	194,261
7.50%, 7/01/30	415,251	504,314
		67,184,108

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 16.1%
1.13%, 4/27/17	2,000,000	2,018,772
1.63%, 10/26/15	3,600,000	3,728,920
2.20%, 2/01/34+	192,401	192,671
2.34%, 5/01/34+	230,928	245,123
2.65%, 6/01/33+	84,559	85,848
2.84%, 5/01/37+	530,283	567,225
3.50%, 7/01/20	1,434,399	1,516,769
3.50%, 10/01/25	931,588	985,375
3.50%, 2/01/41	2,678,322	2,818,025
4.00%, 3/01/26	3,587,983	3,820,312
4.00%, 1/01/41	2,434,175	2,594,796
4.00%, 10/01/41	2,046,517	2,182,198
4.00%, 11/01/41	2,060,347	2,196,946
4.00%, 12/01/41	2,764,018	2,947,269
4.38%, 10/15/15	4,700,000	5,275,397
4.50%, 9/01/40	1,767,957	1,902,773
4.50%, 10/01/40	1,792,252	1,923,005
5.00%, 4/15/15	5,500,000	6,182,776
5.00%, 2/13/17	1,800,000	2,130,507
5.00%, 7/01/18	285,131	309,435
5.00%, 9/01/18	376,116	407,235
5.00%, 4/01/25	570,547	626,200
5.00%, 7/01/25	482,557	529,627
5.00%, 10/01/25	612,727	670,197
5.00%, 10/01/35	974,827	1,057,729
5.50%, 6/01/22	485,472	530,892
5.50%, 11/01/25	173	190
5.50%, 2/01/34	327,916	360,504
5.50%, 1/01/35	694,657	763,258
5.50%, 10/01/35	1,097,025	1,203,305
5.50%, 6/01/36	367,778	401,799
5.50%, 11/01/36	658,124	719,004
5.63%, 7/15/37	800,000	1,142,814
6.00%, 10/01/33	217,417	244,825
6.00%, 11/01/34	741,904	828,011
6.00%, 10/01/35	448,291	500,321
6.00%, 6/01/36	417,706	460,312
7.00%, 7/01/15	1,745	1,880
7.00%, 11/01/19	40,732	45,887
7.00%, 11/01/19	23,664	26,669
8.50%, 9/01/26	162,574	197,574
		54,342,375

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.3%
1.63%, 1/20/34+	127,557	132,267
5.50%, 10/20/38	443,056	474,206
6.50%, 11/20/38	90,081	97,419
6.75%, 4/15/16	32,458	35,359
7.00%, 12/20/30	57,225	68,947
7.00%, 10/20/31	41,491	48,944
7.00%, 3/20/32	131,527	157,238
		1,014,380

SMALL BUSINESS ADMINISTRATION — 0.2%
0.60%, 2/25/32+	494,259	493,907
1.00%, 9/25/18+	29,236	29,403
		523,310

U.S. DEPARTMENT OF HOUSING AND
URBAN DEVELOPMENT — 0.4%
1.80%, 8/01/14	1,440,000	1,481,295

FDIC GUARANTEED(c)—0.8%
Citibank NA, 1.75%, 12/28/12	2,500,000	2,518,610
TOTAL U.S. GOVERNMENT AGENCIES		142,053,693

INVESTMENT COMPANY—1.2%
MUTUAL FUND—1.2%
Pax World High Yield Bond Fund,
Individual Investor Class	530,984	3,870,872

SHORT TERM INVESTMENT—1.2%
INVESTMENT COMPANY—1.2%
JPMorgan U.S. Government Money
Market Fund, Premier Shares	4,140,355	4,140,355
TOTAL INVESTMENTS (Cost*
$321,844,868)—100.9%		$340,065,412
Liabilities in excess of other assets — (0.9)%		(2,883,101)
NET ASSETS—100%		$337,182,311

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2012, these securities were valued at $38,014,019 or 11.3% of net assets.

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Intermediate Income Fund	June 30, 2012 (Unaudited)

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

	Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	1,210,000	12/2009
Everence Community Investment, Inc.	1.50%	977,500	12/2009
Everence Community Investment, Inc.	1.50%	1,227,500	12/2009

At June 30, 2012, these securities had an aggregate market value of $3,411,220, representing 1.0% of net assets.
(c)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

*	Represents cost for financial reporting purposes.

CIFG	— CDC IXIS Financial Guaranty
FDIC	— Federal Deposit Insurance Corporation
REMICS	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
XLCA	— XL Capital Assurance, Inc.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Core Stock Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—93.9%
AUTOMOBILES—0.7%
Harley-Davidson, Inc.	16,340	$747,228

BEVERAGES—1.5%
Coca-Cola Co.	22,710	1,775,695

CAPITAL MARKETS—9.0%
Ameriprise Financial, Inc.	9,500	496,470
Bank of New York Mellon Corp.	276,800	6,075,760
Charles Schwab Corp.	48,850	631,630
Goldman Sachs Group, Inc.	4,960	475,466
Julius Baer Group Ltd.(Switzerland)(a)	74,420	2,686,224
		10,365,550

CHEMICALS—3.4%
Air Products & Chemicals, Inc.	19,380	1,564,547
Ecolab, Inc.	11,230	769,592
Potash Corp of Saskatchewan, Inc.(Canada)	24,261	1,059,963
Praxair, Inc.	5,000	543,650
		3,937,752

COMMERCIAL BANKS—6.4%
Wells Fargo & Co.	219,248	7,331,653

COMMERCIAL SERVICES & SUPPLIES—1.6%
Iron Mountain, Inc.	56,700	1,868,832

COMPUTERS & PERIPHERALS—0.5%
Hewlett-Packard Co.	25,750	517,833

CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	3,520	277,446

CONSUMER FINANCE—6.5%
American Express Co.	127,420	7,417,118

CONTAINERS & PACKAGING—0.3%
Sealed Air Corp.	21,900	338,136

DISTRIBUTORS—0.3%
Li & Fung Ltd.(Hong Kong)	190,500	363,912

DIVERSIFIED FINANCIAL SERVICES—1.0%
CME Group, Inc.	1,110	297,602
JPMorgan Chase & Co.	22,150	791,420
		1,089,022

ELECTRICAL EQUIPMENT—0.5%
Emerson Electric Co.	11,160	519,833

ENERGY EQUIPMENT & SERVICES—0.6%
Transocean Ltd.(Switzerland)	16,085	719,482

FOOD & STAPLES RETAILING—12.5%
Costco Wholesale Corp.	60,600	5,757,000
CVS Caremark Corp.	170,962	7,989,054
Sysco Corp.	12,250	365,173
Walgreen Co.	10,660	315,323
		14,426,550

FOOD PRODUCTS—0.3%
Unilever NV - NY Registry Shares
(Netherlands)	9,500	316,825

HEALTH CARE EQUIPMENT & SUPPLIES—0.0%**
Baxter International, Inc.	590	31,359

HEALTH CARE PROVIDERS & SERVICES—2.6%
Express Scripts Holding Co.(a)	53,380	2,980,205

HOUSEHOLD DURABLES—0.2%
Hunter Douglas NV(Netherlands)	6,740	262,281

INSURANCE—12.9%
ACE Ltd.(Switzerland)	12,760	945,899
Alleghany Corp.(a)	6,196	2,105,091
Aon plc(United Kingdom)	4,300	201,154
Berkshire Hathaway, Inc., Class A(a)	29	3,623,405
Everest Re Group Ltd.(Bermuda)	2,240	231,817
Fairfax Financial Holdings Ltd.(Canada)	2,100	822,570
Loews Corp.	86,910	3,555,488
Markel Corp.(a)	480	212,016
Progressive Corp.	151,060	3,146,580
		14,844,020

INTERNET & CATALOG RETAIL—2.0%
Expedia, Inc.	10,135	487,189
Groupon, Inc.(a)	27,190	289,030
Liberty Interactive Corp., Series A(a)	42,075	748,514
NetFlix, Inc.(a)	11,300	773,711
		2,298,444

INTERNET SOFTWARE & SERVICES—3.6%
Google, Inc., Class A(a)	7,210	4,182,305

IT SERVICES—0.7%
Visa, Inc., Class A	6,690	827,085

LIFE SCIENCES TOOLS & SERVICES—0.4%
Agilent Technologies, Inc.	13,070	512,867

MACHINERY—0.7%
PACCAR, Inc.	19,520	764,989

MARINE—1.4%
China Shipping Development Co. Ltd.,
Class H(China)	400,400	185,802
Kuehne + Nagel International AG
(Switzerland)	13,140	1,387,165
		1,572,967

MEDIA—2.9%
Grupo Televisa SAB, ADR(Mexico)	12,580	270,218
Walt Disney Co.	63,430	3,076,355
		3,346,573

METALS & MINING—1.2%
BHP Billiton plc(United Kingdom)	25,950	733,987
Rio Tinto plc(United Kingdom)	14,150	669,041
		1,403,028

OIL, GAS & CONSUMABLE FUELS—5.9%
Canadian Natural Resources Ltd.(Canada)	104,830	2,814,685
Devon Energy Corp.	22,890	1,327,391
EOG Resources, Inc.	27,870	2,511,366
OGX Petroleo e Gas Participacoes
SA(Brazil)(a)	39,600	108,439
		6,761,881

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Core Stock Fund	June 30, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—93.9%, continued
PAPER & FOREST PRODUCTS—0.0%**
Sino-Forest Corp.(Canada)(a)(b)	111,360	$—

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos SA(Brazil)	9,100	209,773

PHARMACEUTICALS—1.2%
Johnson & Johnson	4,100	276,996
Merck & Co., Inc.	8,816	368,068
Roche Holding AG(Switzerland)	4,500	775,641
		1,420,705

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
Brookfield Asset Management, Inc., Class A
(Canada)	42,500	1,406,750
Hang Lung Group Ltd.(Hong Kong)	231,000	1,415,844
		2,822,594

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Intel Corp.	18,310	487,962
Texas Instruments, Inc.	58,290	1,672,340
		2,160,302

SOFTWARE—2.7%
Activision Blizzard, Inc.	63,040	755,850
Microsoft Corp.	42,700	1,306,193
Oracle Corp.	35,330	1,049,301
		3,111,344

SPECIALTY RETAIL—3.8%
Bed Bath & Beyond, Inc.(a)	57,100	3,528,780
CarMax, Inc.(a)	23,300	604,402
Tiffany & Co.	4,530	239,864
		4,373,046

TRANSPORTATION INFRASTRUCTURE—1.5%
China Merchants Holdings International Co.
Ltd.(Hong Kong)	579,794	1,752,547

WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de CV, Series L, ADR
(Mexico)	11,210	292,133
TOTAL COMMON STOCKS		107,943,315

COMMERCIAL PAPER—3.2%
Societe Generale North America, Inc.,
0.20%, 7/02/12	$3,709,000	3,708,963

CORPORATE NOTES—1.6%
DEVELOPMENT AUTHORITIES—1.6%
Everence Community Investment, Inc.,
1.00%, 12/15/12+(c)	703,000	703,000
Everence Community Investment, Inc.,
1.50%, 12/15/13+(c)	566,000	563,811
Everence Community Investment, Inc.,
1.50%, 12/15/14+(c)	566,000	566,000
TOTAL CORPORATE NOTES		1,832,811

	SHARES	VALUE
SHORT TERM INVESTMENT—0.0%**
INVESTMENT COMPANY—0.0%**
JPMorgan U.S. Government Money Market
Fund, Premier Shares	6,844	$6,844
TOTAL INVESTMENTS (Cost* $97,823,008)—98.7%		$113,491,933
Other assets in excess of liabilities — 1.3%		1,533,573
NET ASSETS—100%		$115,025,506

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)	Non-income producing securities.
(b)	Fair valued security.
(c)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	703,000	12/2009
Everence Community Investment, Inc.	1.50%	566,000	12/2009
Everence Community Investment, Inc.	1.50%	566,000	12/2009

At June 30, 2012, these securities had an aggregate market value of $1,832,811, representing 1.6% of net assets.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	— American Depositary Receipt
plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%
AUSTRALIA—6.0%
BANKS—0.1%
Commonwealth Bank of Australia	2,579	$141,238

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,163	87,735
CSL Ltd.- ADR	3,812	77,346
		165,081

CAPITAL MARKETS—0.1%
Macquarie Group Ltd.	463	12,503
Macquarie Group Ltd.- ADR	2,911	78,160
		90,663

CHEMICALS—0.4%
Orica Ltd.	19,480	496,190

COMMERCIAL BANKS—1.6%
Australia & New Zealand Banking Group
Ltd.- ADR	26,040	589,285
National Australia Bank Ltd.- ADR	21,949	530,508
Westpac Banking Corp.- ADR	7,142	777,121
		1,896,914

CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	3,344	24,412
Amcor Ltd.- ADR	3,211	93,247
		117,659

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.- ADR	10,910	205,654

FOOD & STAPLES RETAILING—0.5%
Woolworths Ltd.	22,415	617,044

INSURANCE—0.3%
Suncorp Group Ltd.	46,152	385,649

METALS & MINING—1.9%
Alumina Ltd.- ADR	41,858	137,713
BHP Billiton Ltd.- ADR	26,606	1,737,372
Newcrest Mining Ltd.- ADR	13,529	318,472
		2,193,557

OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	39,221	493,948
Woodside Petroleum Ltd.	2,190	70,181
Woodside Petroleum Ltd.- ADR	5,045	164,366
		728,495

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Westfield Group REIT	4,207	41,192
		7,079,336

AUSTRIA—0.1%
COMMERCIAL BANKS—0.1%
Erste Group Bank AG (a)	757	14,377
Erste Group Bank AG- ADR (a)	12,078	114,741
		129,118

BELGIUM—0.1%
FOOD & STAPLES RETAILING—0.1%
Delhaize Group SA- ADR	4,830	177,309

BRAZIL—3.3%
BANKS—0.2%
Banco Bradesco SA- ADR	18,620	276,879

CHEMICALS—0.1%
Braskem SA- ADR	5,134	68,333

COMMERCIAL BANKS—0.3%
Banco do Brasil SA- ADR	4,705	46,156
Itau Unibanco Holding SA- ADR	23,052	320,884
		367,040

ELECTRIC UTILITIES—0.6%
Cia Energetica de Minas Gerais- ADR	15,845	291,865
Cia Paranaense de Energia- ADR	7,552	163,727
CPFL Energia SA- ADR	8,509	212,640
		668,232

FOOD & STAPLES RETAILING—0.2%
Cia Brasileira de Distribuicao Grupo
Pao de Acucar- ADR	5,510	220,345

FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA- ADR	16,910	256,863

METALS & MINING—0.8%
Cia Siderurgica Nacional SA- ADR	13,541	76,778
Gerdau SA- ADR	26,820	234,943
Vale SA- ADR	30,553	606,477
		918,198

OIL, GAS & CONSUMABLE FUELS—0.6%
OGX Petroleo e Gas Participacoes
SA- ADR (a)	37,405	101,368
Petroleo Brasileiro SA- ADR	27,002	506,827
Ultrapar Participacoes SA- ADR	5,554	125,965
		734,160

WATER UTILITIES—0.3%
Cia de Saneamento Basico do Estado
de Sao Paulo- ADR	4,495	340,991
		3,851,041

CANADA—7.5%
AUTO COMPONENTS—0.2%
Magna International, Inc.	5,214	205,744

CHEMICALS—0.7%
Agrium, Inc.	3,522	311,591
Methanex Corp.	7,953	221,412
Potash Corp of Saskatchewan, Inc.	7,410	323,743
		856,746

COMMERCIAL BANKS—1.8%
Bank of Montreal	5,160	285,142
Bank of Nova Scotia	8,726	451,919
Canadian Imperial Bank of Commerce	3,122	219,601
Royal Bank of Canada	10,772	551,742
Toronto-Dominion Bank	8,325	651,265
		2,159,669

COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions Ltd.	790	14,947

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
CANADA—7.5%, continued
HOTELS, RESTAURANTS & LEISURE—0.3%
Tim Hortons, Inc.	6,038	$317,840

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
TransAlta Corp.	10,165	172,500

INSURANCE—0.3%
Manulife Financial Corp.	15,668	170,625
Sun Life Financial, Inc.	6,499	141,418
		312,043

MATERIALS—0.0%**
Agnico-Eagle Mines Ltd.	912	36,899

MEDIA—0.1%
Shaw Communications, Inc., Class B	4,332	81,918

METALS & MINING—0.7%
Barrick Gold Corp.	6,770	254,349
Eldorado Gold Corp.	6,382	78,626
Kinross Gold Corp.	7,261	59,177
Taseko Mines Ltd. (a)	32,865	87,421
Teck Resources Ltd., Class B	10,555	326,572
Thompson Creek Metals Co., Inc. (a)	20,297	64,747
		870,892

OIL, GAS & CONSUMABLE FUELS—2.1%
Advantage Oil & Gas Ltd. (a)	18,950	56,282
Canadian Natural Resources Ltd.	14,196	381,163
Cenovus Energy, Inc.	10,584	336,571
Enbridge, Inc.	16,308	651,015
Encana Corp.	10,773	224,402
Nexen, Inc.	9,820	165,860
Penn West Petroleum Ltd.	1,667	22,321
Suncor Energy, Inc.	16,176	468,295
Talisman Energy, Inc.	16,096	184,460
		2,490,369

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Brookfield Asset Management, Inc., Class A	11,557	382,537

ROAD & RAIL—0.8%
Canadian National Railway Co.	6,105	515,140
Canadian Pacific Railway Ltd.	5,165	378,388
		893,528
		8,795,632

CHILE—0.8%
AIRLINES—0.2%
Latam Airlines Group SA- ADR	7,812	203,893

BEVERAGES—0.2%
Embotelladora Andina SA, Class B- ADR	6,720	217,056

CHEMICALS—0.3%
Sociedad Quimica y Minera de Chile
SA- ADR	7,612	423,760

COMMERCIAL BANKS—0.1%
Corpbanca- ADR	3,709	70,657
		915,366
CHINA—2.2%
AIRLINES—0.2%
China Eastern Airlines Corp. Ltd.- ADR (a)	2,802	44,832
China Southern Airlines Co. Ltd.- ADR	5,546	122,345
		167,177

CHEMICALS—0.1%
Sinopec Shanghai Petrochemical
Co. Ltd.- ADR	4,694	133,826

COMMERCIAL BANKS—0.2%
China Construction Bank Corp.- ADR	18,419	253,630

COMPUTERS & PERIPHERALS—0.0%**
Lenovo Group Ltd.- ADR	929	16,069

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	269,182

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
Huaneng Power International, Inc.- ADR	8,265	246,297

INSURANCE—0.6%
China Life Insurance Co. Ltd.- ADR	17,077	674,371

INTERNET SOFTWARE & SERVICES—0.6%
Tencent Holdings Ltd.- ADR	23,026	677,425

MULTI-LINE INSURANCE—0.0%**
Ping An Insurance Group Co.- ADR	2,056	32,711

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	132,131
		2,602,819
COLOMBIA—0.8%
COMMERCIAL BANKS—0.4%
BanColombia SA- ADR	7,754	479,507

OIL, GAS & CONSUMABLE FUELS—0.4%
Ecopetrol SA- ADR	8,212	458,148
		937,655
DENMARK—0.8%
COMMERCIAL BANKS—0.1%
Danske Bank A/S (a)	3,457	48,067
Danske Bank A/S- ADR (a)	6,614	46,629
		94,696

PHARMACEUTICALS—0.7%
Novo Nordisk A/S- ADR	5,702	828,729
		923,425
FINLAND—0.2%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR	38,659	80,024

PAPER & FOREST PRODUCTS—0.1%
Stora Enso OYJ- ADR	28,488	174,062
		254,086

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
FRANCE—5.4%
AUTO COMPONENTS—0.4%
Cie Generale des Etablissements
Michelin- ADR	24,810	$324,267
Cie Generale des Etablissements
Michelin, Class B	1,074	70,268
Valeo SA- ADR	4,352	89,651
		484,186

CAPITAL GOODS—0.4%
Cie de Saint-Gobain	11,742	433,858

COMMERCIAL BANKS—0.5%
BNP Paribas SA- ADR	20,558	397,180
Credit Agricole SA (a)	5,199	22,940
Credit Agricole SA- ADR (a)	14,211	30,838
Societe Generale SA- ADR (a)	35,315	163,862
		614,820

CONSTRUCTION & ENGINEERING—0.1%
Bouygues SA	956	25,653
Vinci SA- ADR	12,602	147,065
		172,718

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	19,203
Lafarge SA- ADR	6,876	75,430
		94,633

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
France Telecom SA- ADR	20,182	264,586
Vivendi SA	9,270	172,245
		436,831

ENERGY EQUIPMENT & SERVICES—0.7%
Cie Generale de Geophysique - Veritas-
ADR (a)	12,724	328,915
Technip SA- ADR	20,988	546,738
		875,653

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	28,123
Carrefour SA- ADR	49,035	171,132
		199,255

FOOD PRODUCTS—0.7%
Danone SA- ADR	70,005	866,662

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Cie Generale d’Optique Essilor
International SA	3,821	354,970

INSURANCE—0.3%
AXA SA- ADR	23,140	308,456

MEDIA—0.1%
Publicis Groupe SA- ADR	7,198	165,122

MULTI-UTILITIES—0.4%
GDF Suez- ADR	14,295	340,078
Veolia Environnement SA- ADR	8,771	110,690
		450,768

PERSONAL PRODUCTS—0.5%
L’Oreal SA	382	44,696
L’Oreal SA- ADR	23,335	546,039
		590,735

SOFTWARE—0.3%
Dassault Systemes SA- ADR	3,112	292,839
		6,341,506

GERMANY—5.6%
AIR FREIGHT & LOGISTICS—0.1%
Deutsche Post AG	10,161	179,783

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	10,201	117,209

AUTOMOBILES—0.4%
Bayerische Motoren Werke AG- ADR	17,807	425,943

CAPITAL MARKETS—0.3%
Deutsche Bank AG	11,275	407,817

CHEMICALS—0.8%
BASF SE- ADR	13,580	942,452

DIVERSIFIED FINANCIALS—0.2%
Deutsche Boerse AG	2,890	155,919
Deutsche Boerse AG- ADR	10,140	54,046
		209,965

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG- ADR	26,454	289,195

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG & Co. KGaA- ADR	8,497	599,803

INSURANCE—0.8%
Allianz SE- ADR	57,890	578,321
Muenchener Rueckversicherungs AG- ADR	13,940	196,972
Muenchener Rueckversicherungs
Gesellschaft AG	1,134	160,012
		935,305

MULTI-UTILITIES—0.2%
RWE AG- ADR	4,979	202,546

PHARMACEUTICALS—0.6%
Bayer AG- ADR	9,398	671,581

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	13,715	92,028

SOFTWARE—0.6%
SAP AG- ADR	12,252	727,279

TEXTILES, APPAREL & LUXURY GOODS—0.6%
Adidas AG	1,323	94,830
Adidas AG- ADR	9,964	357,309
Puma SE	926	267,448
		719,587

TRUCKING—0.1%
Deutsche Post AG- ADR	3,960	69,815
		6,590,308

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
GREECE—0.1%
BEVERAGES—0.1%
Coca Cola Hellenic Bottling Co. SA- ADR (a)	3,760	$66,853

HONG KONG—3.6%
COMMERCIAL BANKS—0.3%
BOC Hong Kong Holdings Ltd.	53,500	164,697
BOC Hong Kong Holdings Ltd.- ADR	1,754	107,152
Hang Seng Bank Ltd.	4,200	57,742
		329,591

DISTRIBUTORS—0.1%
Li & Fung Ltd.	12,000	23,235
Li & Fung Ltd.- ADR	12,287	47,182
		70,417

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
China Unicom Hong Kong Ltd.- ADR	31,804	399,140

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	751	36,581
Jardine Matheson Holdings Ltd.- ADR	3,618	178,006
		214,587

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Hang Lung Properties Ltd.	11,000	37,627
Henderson Land Development Co. Ltd.	8,000	44,476
Sun Hung Kai Properties Ltd.	11,000	130,778
Sun Hung Kai Properties Ltd.- ADR	22,014	259,985
Swire Pacific Ltd., Series A	6,500	75,601
Swire Pacific Ltd., Series A- ADR	32,051	370,510
Swire Properties Ltd.	4,550	13,702
Wharf Holdings Ltd.	161,000	895,314
		1,827,993

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	3,238
Esprit Holdings Ltd.- ADR	4,499	11,652
		14,890

TELECOMMUNICATION SERVICES—1.2%
China Mobile Ltd.- ADR	25,003	1,366,914
		4,223,532

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications
plc- ADR	11,582	112,346

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil and Gas plc- ADR	796	28,624
		140,970

INDIA—1.6%
BANKS—0.3%
ICICI Bank Ltd.- ADR	9,699	314,345

COMMERCIAL BANKS—0.4%
HDFC Bank Ltd.- ADR	14,697	479,122

IT SERVICES—0.5%
Infosys Ltd.- ADR	7,297	328,803
Wipro Ltd.- ADR	25,592	234,934
		563,737

METALS & MINING—0.2%
Sterlite Industries India Ltd.- ADR	37,363	283,211

PHARMACEUTICALS—0.2%
Dr. Reddy’s Laboratories Ltd.- ADR	9,220	273,650
		1,914,065

INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	51,391	404,961

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero
Tbk PT- ADR	11,564	402,774

MACHINERY—0.2%
United Tractors Tbk PT- ADR	3,657	169,319
		977,054

IRELAND—1.5%
COMMERCIAL SERVICES & SUPPLIES—0.5%
Experian plc	3,191	45,019
Experian plc- ADR	37,268	526,970
		571,989

CONSTRUCTION MATERIALS—0.2%
CRH plc- ADR	12,973	249,600

MEDIA—0.3%
WPP plc- ADR	6,767	411,840

PHARMACEUTICALS—0.5%
Elan Corp. plc- ADR (a)	15,702	229,092
Shire plc- ADR	3,899	336,835
		565,927
		1,799,356
ISRAEL—0.5%
PHARMACEUTICALS—0.4%
Teva Pharmaceutical Industries Ltd.- ADR	10,429	411,320

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (a)	3,477	172,425

WIRELESS TELECOMMUNICATION SERVICES—0.0%**
Partner Communications Co. Ltd.- ADR	7,634	30,841
		614,586
ITALY—1.3%
BANKS—0.1%
UniCredit SpA (a)	28,224	107,014

COMMERCIAL BANKS—0.0%**
Intesa Sanpaolo SpA	4,425	6,298
Intesa Sanpaolo SpA- ADR	5,976	50,975
		57,273

ELECTRIC UTILITIES—0.0%**
Enel SpA	9,543	30,813

INSURANCE—0.1%
Assicurazioni Generali SpA	11,306	153,296

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
ITALY—1.3%, continued
OIL, GAS & CONSUMABLE FUELS—0.6%
ENI SpA- ADR	16,873	$717,440

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	8,604	300,538

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	176,941
		1,543,315

JAPAN—14.8%
AUTO COMPONENTS—0.4%
Bridgestone Corp.	1,656	38,029
Bridgestone Corp.- ADR	4,051	185,090
Denso Corp.	4,700	160,604
Denso Corp.- ADR	6,048	102,997
		486,720

AUTOMOBILES—2.5%
Honda Motor Co. Ltd.- ADR	27,755	961,988
Nissan Motor Co. Ltd.- ADR	31,673	601,787
Toyota Motor Corp.- ADR	17,148	1,380,071
		2,943,846

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	20,239
Asahi Glass Co. Ltd.- ADR	21,219	142,167
		162,406

CAPITAL GOODS—0.2%
Makita Corp.	600	21,048
Makita Corp.- ADR	4,936	173,105
		194,153

CAPITAL MARKETS—0.4%
Daiwa Securities Group, Inc.	16,000	60,300
Daiwa Securities Group, Inc.- ADR	49,678	182,815
Nomura Holdings, Inc.- ADR	64,340	237,414
		480,529

CHEMICALS—0.4%
Nitto Denko Corp.	500	21,422
Nitto Denko Corp.- ADR	5,813	248,738
Shin-Etsu Chemical Co. Ltd.	800	44,055
Sumitomo Chemical Co. Ltd.	19,000	58,403
Toray Industries, Inc.	6,000	40,913
		413,531

COMMERCIAL BANKS—1.9%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	895,879
Mizuho Financial Group, Inc.- ADR	132,028	439,653
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	900,716
Sumitomo Mitsui Trust Holdings, Inc.	2,980	8,906
Sumitomo Mitsui Trust Holdings, Inc.- ADR	9,732	28,515
		2,273,669

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	391,698
Dai Nippon Printing Co. Ltd.- ADR	37	286
		391,984

COMPUTERS & PERIPHERALS—0.1%
Fujitsu Ltd.	2,000	9,572
Fujitsu Ltd.- ADR	1,240	29,586
Seiko Epson Corp.	600	6,089
Seiko Epson Corp.- ADR	5,156	25,780
		71,027

CONSTRUCTION & ENGINEERING—0.3%
JGC Corp.	6,000	173,948
Obayashi Corp.	37,000	162,480
		336,428

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	230	21,435
ORIX Corp.- ADR	5,614	260,883
		282,318

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Nippon Telegraph & Telephone Corp.- ADR	14,030	324,654

ELECTRIC UTILITIES—0.1%
Chubu Electric Power Co., Inc.	1,800	29,188
Tohoku Electric Power Co., Inc. (a)	2,200	22,105
		51,293

ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	13,248	254,229

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
FUJIFILM Holdings Corp.- ADR	9,211	173,167
Hoya Corp.	9,500	209,285
Hoya Corp.- ADR	1,734	38,287
Kyocera Corp.	700	60,578
Kyocera Corp.- ADR	620	52,948
Murata Manufacturing Co. Ltd.	500	26,300
		560,565

HEALTH CARE EQUIPMENT & SUPPLIES—0.0%**
Terumo Corp.	600	24,658

HOUSEHOLD DURABLES—0.9%
Panasonic Corp.- ADR	37,773	305,961
Sekisui House Ltd.	8,000	75,536
Sekisui House Ltd.- ADR	30,149	282,195
Sharp Corp.	10,000	50,950
Sharp Corp.- ADR	17,095	85,475
Sony Corp.- ADR	21,433	305,206
		1,105,323

INSURANCE—0.4%
MS&AD Insurance Group Holdings- ADR	36,594	317,270
Tokio Marine Holdings, Inc.- ADR	3,661	91,708
		408,978

INTEGRATED TELECOMMUNICATION SERVICES—0.2%
KDDI Corp.- ADR	11,600	187,920

MACHINERY—1.1%
FANUC Corp.	400	65,753
FANUC Corp.- ADR	22,452	615,185
Kubota Corp.- ADR	8,556	394,517
SMC Corp.	1,200	208,053
		1,283,508

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
JAPAN—14.8%, continued
MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	$37,736

METALS & MINING—0.2%
Nippon Steel Corp.	13,000	29,486
Sumitomo Metal Mining Co. Ltd.	15,000	169,037
		198,523

OFFICE ELECTRONICS—0.4%
Canon, Inc.- ADR	12,876	514,267

PERSONAL PRODUCTS—0.6%
Kao Corp.- ADR	15,588	428,826
Shiseido Co. Ltd.- ADR	19,896	312,168
		740,994

PHARMACEUTICALS—0.6%
Astellas Pharma, Inc.	2,600	113,461
Astellas Pharma, Inc.- ADR	3,892	169,535
Daiichi Sankyo Co. Ltd.	1,700	28,665
Takeda Pharmaceutical Co. Ltd.	2,100	95,344
Takeda Pharmaceutical Co. Ltd.- ADR	13,814	313,578
		720,583

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd.- ADR	1,547	218,514
Mitsubishi Estate Co. Ltd.	7,000	125,586
Mitsubishi Estate Co. Ltd.- ADR	7,140	128,020
Mitsui Fudosan Co. Ltd.	10,000	194,028
Sumitomo Realty & Development Co. Ltd.	6,000	147,578
		813,726

ROAD & RAIL—0.5%
Central Japan Railway Co.	5	39,379
East Japan Railway Co.	3,590	225,421
East Japan Railway Co.- ADR	29,226	303,658
Keikyu Corp.	5,000	45,492
		613,950

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Advantest Corp.- ADR	323	5,094
Rohm Co. Ltd.	700	26,974
Rohm Co. Ltd.- ADR	2,660	50,726
		82,794

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	9,992	145,084

TECHNOLOGY HARDWARE & EQUIPMENT—0.0%**
TDK Corp.	200	8,142
TDK Corp.- ADR	826	33,354
		41,496

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Wacoal Holdings Corp.- ADR	5,242	309,907

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,312	392,891

WIRELESS TELECOMMUNICATION SERVICES—0.5%
NTT DoCoMo, Inc.- ADR	30,100	501,165
Softbank Corp.	1,300	48,391
		549,556
		17,399,246

JERSEY—0.3%
METALS & MINING—0.3%
Randgold Resources Ltd.- ADR	3,893	350,409

MEXICO—1.5%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de CV- ADR	3,164	414,104

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR (a)	19,147	133,072

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR (a)	26,935	181,273

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB de CV- ADR	11,944	318,188

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	238,020

TRANSPORTATION INFRASTRUCTURE—0.1%
Grupo Aeroportuario del Pacifico SAB
de CV- ADR	4,513	178,083

WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de CV, Series L- ADR	12,573	327,652
		1,790,392

NETHERLANDS—4.6%
AIR FREIGHT & LOGISTICS—0.0%**
PostNL NV	704	2,909
PostNL NV- ADR	1,583	6,364
TNT Express NV	667	7,824
TNT Express NV- ADR	1,509	17,489
		34,586

CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	168,705

DIVERSIFIED FINANCIAL SERVICES—0.2%
ING Groep NV- ADR (a)	40,591	271,148

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	25,936	321,347

FOOD PRODUCTS—0.8%
Unilever NV - NY Registry Shares	27,596	920,327

INDUSTRIAL CONGLOMERATES—0.5%
Koninklijke Philips Electronics NV	30,708	604,026

INSURANCE—0.1%
Aegon NV	34,236	158,170

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (a)	16,784	280,293

MEDIA—0.1%
Wolters Kluwer NV	954	15,168
Wolters Kluwer NV- ADR	7,337	115,998
		131,166

OIL, GAS & CONSUMABLE FUELS—1.9%
Royal Dutch Shell plc, Class A- ADR	32,437	2,187,227

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
NETHERLANDS—4.6%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV - NY Registry Shares	5,908	$303,789
		5,380,784

NORWAY—1.1%
CHEMICALS—0.3%
Yara International ASA- ADR	7,283	316,883

METALS & MINING—0.1%
Norsk Hydro ASA	13,975	63,023
Norsk Hydro ASA- ADR	13,201	59,668
		122,691

OIL, GAS & CONSUMABLE FUELS—0.7%
Statoil ASA- ADR	36,526	871,511
		1,311,085

PERU—0.2%
METALS & MINING—0.2%
Cia de Minas Buenaventura SA- ADR	6,387	242,578

PORTUGAL—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA- ADR	26,158	116,403

ELECTRIC UTILITIES—0.0%**
EDP - Energias de Portugal SA	10,966	25,941
		142,344

RUSSIA—0.9%
MEDIA—0.2%
CTC Media, Inc.	28,039	225,994

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Mobile Telesystems OJSC- ADR	47,477	816,605
		1,042,599

SINGAPORE—2.1%
BANKS—0.1%
DBS Group Holdings Ltd.	6,656	73,520

COMMERCIAL BANKS—1.3%
DBS Group Holdings Ltd.- ADR	18,371	814,019
United Overseas Bank Ltd.	17,187	255,219
United Overseas Bank Ltd.- ADR	15,803	471,246
		1,540,484

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.	49,000	128,319
Singapore Telecommunications Ltd.- ADR	6,886	180,345
		308,664

INDUSTRIAL CONGLOMERATES—0.5%
Keppel Corp. Ltd.- ADR	36,184	591,970
		2,514,638

SOUTH AFRICA—1.9%
COMMERCIAL BANKS—0.1%
Standard Bank Group Ltd.- ADR	5,847	159,740

METALS & MINING—0.8%
AngloGold Ashanti Ltd.- ADR	10,316	354,252
Gold Fields Ltd.- ADR	12,942	165,787
Harmony Gold Mining Co. Ltd.- ADR	23,678	222,573
Impala Platinum Holdings Ltd.- ADR	13,751	225,791
		968,403

OIL, GAS & CONSUMABLE FUELS—0.7%
Sasol Ltd.- ADR	18,103	768,472

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	19,773	339,898
		2,236,513

SOUTH KOREA—2.7%
COMMERCIAL BANKS—1.6%
KB Financial Group, Inc.- ADR	24,993	817,021
Shinhan Financial Group Co. Ltd.- ADR	10,391	737,554
Woori Finance Holdings Co. Ltd.- ADR	11,137	369,971
		1,924,546

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
KT Corp.- ADR	33,306	438,973

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
LG Display Co. Ltd.- ADR (a)	30,965	292,619

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	46,259	559,734
		3,215,872
SPAIN—1.9%
COMMERCIAL BANKS—0.7%
Banco Bilbao Vizcaya Argentaria SA- ADR	53,712	379,744
Banco Santander SA- ADR	73,784	484,023
		863,767

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	26,098	341,884

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	8,819	161,123

METALS & MINING—0.2%
Acerinox SA	16,589	185,913

OIL, GAS & CONSUMABLE FUELS—0.2%
Repsol YPF SA- ADR	17,252	275,687

RETAILING—0.3%
Inditex SA	3,528	364,673
		2,193,047
SWEDEN—1.6%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	45,701	417,250

MACHINERY—0.8%
Atlas Copco AB- ADR	18,292	394,924
Atlas Copco AB, Class A	7,174	154,390
Sandvik AB	11,348	145,535
Sandvik AB- ADR	20,116	258,491
		953,340

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
SWEDEN—1.6%, continued
PAPER & FOREST PRODUCTS—0.1%
Svenska Cellulosa AB, Class B	4,800	$72,016

RETAILING—0.0%**
Hennes & Mauritz AB (H&M), Class B	1,624	58,292

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB- ADR	61,770	441,038
		1,941,936
SWITZERLAND—6.4%
CAPITAL MARKETS—1.0%
Credit Suisse Group AG- ADR	15,110	276,967
Julius Baer Group Ltd. (a)	9,537	345,780
UBS AG (a)	46,462	544,070
		1,166,817
CHEMICALS—0.9%
Syngenta AG- ADR	15,780	1,079,983

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA (a)	10,434	111,331

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	5,970	239,158

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR (a)	50,801	829,072

INSURANCE—0.8%
Swiss Re AG (a)	2,040	128,605
Zurich Insurance Group AG- ADR (a)	34,020	768,172
		896,777
METALS & MINING—0.3%
Xstrata plc- ADR	132,655	332,964

PHARMACEUTICALS—2.2%
Novartis AG- ADR	22,156	1,238,520
Roche Holding AG- ADR	31,476	1,360,393
		2,598,913
PROFESSIONAL SERVICES—0.0%**
Adecco SA (a)	710	31,574

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	581	21,655
Wolseley plc- ADR	60,190	223,907
		245,562
		7,532,151

TAIWAN—2.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Chunghwa Telecom Co. Ltd.- ADR	13,518	424,871

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
AU Optronics Corp.- ADR	61,761	248,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Advanced Semiconductor Engineering,
Inc.- ADR	76,632	311,892
Siliconware Precision Industries Co.- ADR	62,839	326,134
Taiwan Semiconductor Manufacturing
Co. Ltd.- ADR (a)	84,657	1,181,812
United Microelectronics Corp.- ADR	204,987	444,822
		2,264,660
		2,937,810

TURKEY—0.2%
COMMERCIAL BANKS—0.2%
Turkiye Garanti Bankasi AS- ADR	59,610	240,228

UNITED KINGDOM—12.0%
CAPITAL MARKETS—0.0%**
Man Group plc	3,940	4,715
Man Group plc- ADR	7,608	8,749
		13,464

COMMERCIAL BANKS—1.7%
Barclays plc- ADR	32,892	338,788
HSBC Holdings plc- ADR	35,841	1,581,663
Lloyds Banking Group plc- ADR (a)	66,031	126,779
		2,047,230

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc- ADR	8,434	279,840

ELECTRIC UTILITIES—0.3%
SSE plc- ADR	17,330	379,700

ENERGY EQUIPMENT & SERVICES—0.1%
Subsea 7 SA- ADR	4,093	80,673

FOOD & STAPLES RETAILING—0.2%
J Sainsbury plc	4,806	22,714
J Sainsbury plc- ADR	11,869	223,375
WM Morrison Supermarkets plc	7,868	32,831
		278,920
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc- ADR	5,855	292,692

HOTELS, RESTAURANTS & LEISURE—0.4%
Carnival plc- ADR	4,528	155,446
Compass Group plc- ADR	30,157	321,775
		477,221

HOUSEHOLD PRODUCTS—0.4%
Reckitt Benckiser Group plc	1,019	53,861
Reckitt Benckiser Group plc- ADR	40,060	421,832
		475,693

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
International Power plc	4,881	31,916
International Power plc- ADR	2,984	194,109
		226,025

INSURANCE—0.5%
Aviva plc	15,126	64,769
Prudential plc- ADR	23,333	541,325
		606,094

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis International Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.0%, continued
MATERIALS—0.1%
Antofagasta plc	3,335	$57,048

MEDIA—0.8%
British Sky Broadcasting Group plc	3,176	34,624
British Sky Broadcasting Group plc- ADR	5,373	235,982
Pearson plc- ADR	23,760	471,636
Reed Elsevier plc- ADR	7,992	255,984
		998,226

METALS & MINING—1.1%
Antofagasta plc- ADR	3,393	115,498
Rio Tinto plc- ADR	23,406	1,119,041
		1,234,539

MULTILINE RETAIL—0.1%
Marks & Spencer Group plc- ADR	11,155	114,227

MULTI-UTILITIES—1.0%
Centrica plc	7,002	35,010
Centrica plc- ADR	9,774	196,457
National Grid plc- ADR	13,453	712,874
United Utilities Group plc- ADR	11,427	243,624
		1,187,965

OIL, GAS & CONSUMABLE FUELS—2.0%
BG Group plc- ADR	40,120	824,065
BP plc- ADR	31,246	1,266,713
Tullow Oil plc	5,148	118,983
Tullow Oil plc- ADR	13,326	152,050
		2,361,811

PHARMACEUTICALS—1.4%
AstraZeneca plc- ADR	13,344	597,144
GlaxoSmithKline plc- ADR	22,403	1,020,905
		1,618,049

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	9,810	233,380

SOFTWARE—0.1%
Sage Group plc	3,343	14,550
Sage Group plc- ADR	2,441	42,571
		57,121

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	260,610

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR	30,779	867,352
		14,147,880

UNITED STATES—0.8%
HEALTH CARE TECHNOLOGY—0.2%
SXC Health Solutions Corp. (a)	1,818	180,364

MEDIA—0.1%
Thomson Reuters Corp.	4,046	115,109

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	16,850	166,815

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Office Properties, Inc.	24,368	424,490
		886,778
TOTAL COMMON STOCKS		115,383,622

CORPORATE NOTES—0.7%
DEVELOPMENT AUTHORITIES—0.7%
Everence Community Investment, Inc.,
0.50%, 12/15/12+(b)	$343,000	341,979
Everence Community Investment, Inc.,
0.75%, 12/15/13+(b)	256,000	255,010
Everence Community Investment, Inc.,
0.75%, 12/15/14+(b)	256,000	255,010
TOTAL CORPORATE NOTES		851,999

SHORT TERM INVESTMENT—0.8%
INVESTMENT COMPANY—0.8%
JPMorgan U.S. Government Money Market
Fund, Premier Shares	998,020	998,020

TOTAL INVESTMENTS (Cost* $128,981,130)—99.4%		$117,233,641
Other assets in excess of liabilities — 0.6%		715,593

NET ASSETS—100%		$117,949,234

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.50%	343,000	3/2012
Everence Community Investment, Inc.	0.75%	256,000	3/2012
Everence Community Investment, Inc.	0.75%	256,000	3/2012

At June 30, 2012, these securities had an aggregate market value of $851,999, representing 0.7% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Value Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%
AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	4,455	$408,123
United Parcel Service, Inc., Class B	2,161	170,200
		578,323
AIRLINES—0.2%
Southwest Airlines Co.	9,760	89,987

AUTO COMPONENTS—0.4%
Johnson Controls, Inc.	8,481	235,008

AUTOMOBILES—0.9%
Ford Motor Co.	41,593	398,877
Harley-Davidson, Inc.	3,109	142,174
		541,051
BEVERAGES—0.8%
Coca-Cola Co.	2,855	223,233
Coca-Cola Enterprises, Inc.	4,031	113,029
PepsiCo, Inc.	1,529	108,039
		444,301

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,495	109,195

BUILDING PRODUCTS—0.2%
Masco Corp.	7,951	110,280

CAPITAL MARKETS—3.6%
Ameriprise Financial, Inc.	2,516	131,486
Bank of New York Mellon Corp.	12,337	270,797
BlackRock, Inc.	495	84,061
Charles Schwab Corp.	15,343	198,385
Goldman Sachs Group, Inc.	6,121	586,759
Invesco Ltd.	4,942	111,689
Legg Mason, Inc.	1,173	30,932
Morgan Stanley	18,235	266,049
Northern Trust Corp.	3,977	183,021
State Street Corp.	5,540	247,306
		2,110,485

CHEMICALS—1.3%
Air Products & Chemicals, Inc.	1,543	124,566
Ashland, Inc.	1,930	133,768
E.I. du Pont de Nemours & Co.	5,804	293,508
Ecolab, Inc.	1,616	110,745
Huntsman Corp.	1,610	20,833
Praxair, Inc.	880	95,683
		779,103

COMMERCIAL BANKS—6.9%
BB&T Corp.	10,092	311,338
Comerica, Inc.	2,009	61,696
Fifth Third Bancorp	9,150	122,610
First Horizon National Corp.	1,546	13,373
Huntington Bancshares, Inc.	18,304	117,146
KeyCorp	12,151	94,049
M&T Bank Corp.	1,320	108,992
PNC Financial Services Group, Inc.	5,066	309,583
Regions Financial Corp.	16,718	112,846
SunTrust Banks, Inc.	5,600	135,688
U.S. Bancorp	21,016	675,875
Wells Fargo & Co.	56,304	1,882,806
Zions Bancorp	4,407	85,584
		4,031,586

COMMERCIAL SERVICES & SUPPLIES—0.7%
Avery Dennison Corp.	2,140	58,508
Pitney Bowes, Inc.	2,313	34,626
R.R. Donnelley & Sons Co.	8,226	96,820
Waste Management, Inc.	6,956	232,330
		422,284

COMMUNICATIONS EQUIPMENT—2.1%
Cisco Systems, Inc.	56,700	973,539
Motorola Solutions, Inc.	4,585	220,584
		1,194,123

COMPUTERS & PERIPHERALS—1.9%
Dell, Inc.(a)	19,374	242,562
EMC Corp.(a)	11,071	283,750
Hewlett-Packard Co.	22,436	451,188
SanDisk Corp.(a)	434	15,832
Western Digital Corp.(a)	2,739	83,485
		1,076,817

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,432	56,865

CONSUMER FINANCE—2.0%
American Express Co.	6,814	396,643
Capital One Financial Corp.	6,150	336,159
Discover Financial Services	8,793	304,062
SLM Corp.	9,433	148,192
		1,185,056

CONTAINERS & PACKAGING—0.3%
Ball Corp.	2,334	95,811
Owens-Illinois, Inc.(a)	4,465	85,594
		181,405

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	6,094	97,382

DIVERSIFIED FINANCIAL SERVICES—6.2%
Bank of America Corp.	114,511	936,700
Citigroup, Inc.	33,368	914,617
CME Group, Inc.	694	186,068
JPMorgan Chase & Co.	40,208	1,436,632
Moody’s Corp.	327	11,952
NASDAQ OMX Group, Inc.	916	20,766
NYSE Euronext	3,488	89,223
		3,595,958

DIVERSIFIED TELECOMMUNICATION SERVICES—6.6%
AT&T, Inc.	66,941	2,387,116
CenturyLink, Inc.	8,848	349,408
Frontier Communications Corp.	14,847	56,864
Verizon Communications, Inc.	18,557	824,673
Windstream Corp.	22,712	219,398
		3,837,459

ELECTRIC UTILITIES—3.3%
Duke Energy Corp.	19,311	445,312
Edison International	4,427	204,527
FirstEnergy Corp.	5,545	272,758
NextEra Energy, Inc.	3,581	246,409
Pepco Holdings, Inc.	2,566	50,217
PPL Corp.	11,981	333,192
Progress Energy, Inc.	2,320	139,594
Southern Co.	5,477	253,585
		1,945,594

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%, continued
ELECTRICAL EQUIPMENT—0.5%
Cooper Industries plc	2,265	$154,428
Emerson Electric Co.	3,033	141,277
		295,705

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
Corning, Inc.	22,072	285,391
Flextronics International Ltd.(a)	5,394	33,443
Jabil Circuit, Inc.	4,276	86,931
TE Connectivity Ltd.	7,186	229,305
		635,070

ENERGY EQUIPMENT & SERVICES—1.2%
Diamond Offshore Drilling, Inc.	1,513	89,464
Nabors Industries Ltd.(a)	6,221	89,582
National Oilwell Varco, Inc.	3,009	193,900
Noble Corp.(a)	3,301	107,382
Patterson-UTI Energy, Inc.	932	13,570
Rowan Cos. plc, Class A(a)	2,940	95,050
Schlumberger Ltd.	1,420	92,172
		681,120

FOOD & STAPLES RETAILING—3.3%
CVS Caremark Corp.	15,605	729,222
Kroger Co.	7,732	179,305
Safeway, Inc.	2,724	49,441
Sysco Corp.	4,903	146,158
Walgreen Co.	8,781	259,742
Wal-Mart Stores, Inc.	8,155	568,566
		1,932,434

FOOD PRODUCTS—2.0%
Campbell Soup Co.	7,336	244,876
ConAgra Foods, Inc.	6,460	167,508
H.J. Heinz Co.	1,906	103,648
Kellogg Co.	3,469	171,126
Kraft Foods, Inc., Class A	13,050	503,991
		1,191,149

GAS UTILITIES—0.6%
AGL Resources, Inc.	4,928	190,960
National Fuel Gas Co.	1,243	58,396
ONEOK, Inc.	2,484	105,098
		354,454

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
CareFusion Corp.(a)	882	22,650
Medtronic, Inc.	4,334	167,856
		190,506

HEALTH CARE PROVIDERS & SERVICES—1.3%
Aetna, Inc.	2,074	80,409
Cardinal Health, Inc.	2,420	101,640
Cigna Corp.	3,085	135,740
Coventry Health Care, Inc.	2,032	64,597
Humana, Inc.	1,288	99,743
McKesson Corp.	1,975	185,156
WellPoint, Inc.	1,764	112,526
		779,811

HOTELS, RESTAURANTS & LEISURE—1.0%
Carnival Corp.	6,583	225,600
Marriott International, Inc., Class A	2,660	104,272
Starwood Hotels & Resorts Worldwide, Inc.	1,776	94,199
Wyndham Worldwide Corp.	3,038	160,224
		584,295

HOUSEHOLD DURABLES—0.5%
D.R. Horton, Inc.	7,324	134,615
Newell Rubbermaid, Inc.	4,142	75,136
Whirlpool Corp.	1,019	62,322
		272,073

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co.	12,815	784,919

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.5%
AES Corp.(a)	11,874	152,343
NRG Energy, Inc.(a)	7,688	133,464
		285,807
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	3,795	340,032
Tyco International Ltd.	7,042	372,170
		712,202

INSURANCE—7.7%
ACE Ltd.	4,420	327,655
Allstate Corp.	6,779	237,875
American International Group, Inc.(a)	11,106	356,392
Aon plc	2,267	106,050
Assurant, Inc.	790	27,524
Assured Guaranty Ltd.	852	12,013
Berkshire Hathaway, Inc., Class B(a)	19,630	1,635,768
Chubb Corp.	1,417	103,186
Cincinnati Financial Corp.	922	35,101
Genworth Financial, Inc., Class A(a)	12,732	72,063
Hartford Financial Services Group, Inc.	4,660	82,156
Lincoln National Corp.	3,275	71,624
Loews Corp.	3,484	142,530
Marsh & McLennan Cos., Inc.	5,930	191,124
MetLife, Inc.	12,182	375,815
Principal Financial Group, Inc.	3,784	99,254
Progressive Corp.	4,933	102,754
Prudential Financial, Inc.	6,698	324,384
Torchmark Corp.	463	23,405
Travelers Cos., Inc.	2,123	135,532
White Mountains Insurance Group Ltd.	52	27,131
		4,489,336

INTERNET SOFTWARE & SERVICES—0.8%
eBay, Inc.(a)	6,311	265,125
Yahoo!, Inc.(a)	11,254	178,151
		443,276

IT SERVICES—1.2%
Accenture plc, Class A	2,989	179,609
Fidelity National Information Services, Inc.	3,862	131,617
International Business Machines Corp.	727	142,187
Paychex, Inc.	3,684	115,714
Western Union Co.	8,481	142,820
		711,947

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%, continued
LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	2,214	$114,929

MACHINERY—2.0%
Deere & Co.	1,899	153,572
Dover Corp.	2,303	123,464
Illinois Tool Works, Inc.	4,735	250,434
Ingersoll-Rand plc	3,642	153,620
PACCAR, Inc.	3,416	133,873
Parker Hannifin Corp.	2,214	170,212
Stanley Black & Decker, Inc.	1,287	82,831
Xylem, Inc.	3,658	92,072
		1,160,078

MEDIA—6.0%
CBS Corp., Class B	9,535	312,557
Comcast Corp., Class A	30,805	984,836
Gannett Co., Inc.	6,632	97,689
Interpublic Group of Cos., Inc.	9,086	98,583
McGraw-Hill Cos., Inc.	2,038	91,710
Omnicom Group, Inc.	2,019	98,123
Time Warner Cable, Inc.	3,289	270,027
Time Warner, Inc.	10,752	413,952
Viacom, Inc., Class B	2,122	99,777
Walt Disney Co.	20,735	1,005,648
		3,472,902

METALS & MINING—0.7%
Allegheny Technologies, Inc.	2,415	77,014
Nucor Corp.	6,500	246,350
Steel Dynamics, Inc.	1,989	23,371
United States Steel Corp.	3,703	76,282
		423,017

MULTILINE RETAIL—0.6%
J.C. Penney Co., Inc.	1,032	24,056
Macy’s, Inc.	4,343	149,182
Target Corp.	3,279	190,805
		364,043

MULTI-UTILITIES—2.0%
CenterPoint Energy, Inc.	9,131	188,738
CMS Energy Corp.	3,424	80,464
Consolidated Edison, Inc.	2,939	182,776
DTE Energy Co.	3,270	194,009
MDU Resources Group, Inc.	4,677	101,070
NiSource, Inc.	4,934	122,117
SCANA Corp.	2,488	119,026
Sempra Energy	2,723	187,560
		1,175,760

OFFICE ELECTRONICS—0.2%
Xerox Corp.	15,601	122,780

OIL, GAS & CONSUMABLE FUELS—8.4%
Apache Corp.	1,460	128,319
BP plc, ADR	9,699	393,197
Chesapeake Energy Corp.	7,342	136,561
ConocoPhillips	20,479	1,144,367
Denbury Resources, Inc.(a)	5,414	81,806
Devon Energy Corp.	5,577	323,410
Energen Corp.	650	29,334
Hess Corp.	4,580	199,001
Kinder Morgan, Inc.	4,249	136,910
Marathon Oil Corp.	9,684	247,620
Marathon Petroleum Corp.	4,265	191,584
Murphy Oil Corp.	2,919	146,796
Newfield Exploration Co.(a)	880	25,793
Noble Energy, Inc.	930	78,883
Phillips 66(a)	11,814	392,697
QEP Resources, Inc.	3,447	103,307
Royal Dutch Shell plc, Class A, ADR	8,191	552,319
Spectra Energy Corp.	7,434	216,032
Valero Energy Corp.	7,439	179,652
Williams Cos., Inc.	5,591	161,133
		4,868,721

PAPER & FOREST PRODUCTS—0.3%
International Paper Co.	5,011	144,868

PERSONAL PRODUCTS—0.1%
Avon Products, Inc.	4,332	70,222

PHARMACEUTICALS—5.1%
Abbott Laboratories	3,047	196,440
Bristol-Myers Squibb Co.	14,909	535,979
Eli Lilly & Co.	12,170	522,215
Forest Laboratories, Inc.(a)	5,345	187,022
Hospira, Inc.(a)	2,839	99,308
Johnson & Johnson	11,127	751,740
Merck & Co., Inc.	16,882	704,823
		2,997,527

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.7%
Equity Residential	1,651	102,956
HCP, Inc.	2,557	112,892
Host Hotels & Resorts, Inc.	8,498	134,438
Plum Creek Timber Co., Inc.	2,550	101,235
Prologis, Inc.	2,950	98,029
Simon Property Group, Inc.	1,409	219,325
Vornado Realty Trust	1,233	103,547
Weyerhaeuser Co.	4,743	106,053
		978,475

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
CBRE Group, Inc., Class A(a)	5,299	86,692

ROAD & RAIL—0.8%
CSX Corp.	8,961	200,368
Norfolk Southern Corp.	3,022	216,889
Ryder System, Inc.	1,959	70,543
		487,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
Advanced Micro Devices, Inc.(a)	12,619	72,307
Analog Devices, Inc.	2,573	96,925
Applied Materials, Inc.	15,397	176,450
Intel Corp.	29,168	777,327
Micron Technology, Inc.(a)	16,646	105,036
NVIDIA Corp.(a)	6,808	94,086
		1,322,131

SOFTWARE—2.6%
Adobe Systems, Inc.(a)	2,979	96,430
Autodesk, Inc.(a)	2,470	86,425
CA, Inc.	3,746	101,479
Microsoft Corp.	37,685	1,152,784
Oracle Corp.	3,482	103,416
		1,540,534

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Value Index Fund	June 30, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%, continued
SPECIALTY RETAIL—2.0%
Gap, Inc.	3,850	$105,336
Home Depot, Inc.	10,131	536,841
Lowe’s Cos., Inc.	14,479	411,783
Staples, Inc.	7,496	97,823
		1,151,783

WATER UTILITIES—0.1%
American Water Works Co., Inc.	2,056	70,480

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Sprint Nextel Corp.(a)	39,309	128,147
TOTAL COMMON STOCKS		57,647,255

PREFERRED STOCK—0.0%**
SPECIALTY RETAIL—0.0%**
Orchard Supply Hardware Stores Corp., Perpetual,
Series A - Zero Coupon(a)	39	76
TOTAL PREFERRED STOCKS		76

CORPORATE NOTES—1.0%
DEVELOPMENT AUTHORITIES—1.0%
Everence Community Investment, Inc.,
1.00%, 12/15/12+(b)	$175,000	175,000
Everence Community Investment, Inc.,
1.50%, 12/15/13+(b)	192,500	191,755
Everence Community Investment, Inc.,
1.50%, 12/15/14+(b)	192,500	192,500
TOTAL CORPORATE NOTES		559,255

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government Money Market
Fund, Premier Shares	186,463	186,463

TOTAL INVESTMENTS (Cost* $55,177,347)—100.2%		$58,393,049
Liabilities in excess of other assets — (0.2)%		(105,521)
NET ASSETS—100%		$58,287,528

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	175,000	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009
Everence Community Investment, Inc.	1.50%	192,500	12/2009

At June 30, 2012, these securities had an aggregate market value of $559,255, representing 1.0% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Growth Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%
AIR FREIGHT & LOGISTICS—2.1%
C. H. Robinson Worldwide, Inc.	1,398	$81,825
Expeditors International of Washington, Inc.	1,767	68,471
FedEx Corp.	924	84,648
United Parcel Service, Inc., Class B	10,376	817,214
		1,052,158

AUTOMOBILES—0.2%
Harley-Davidson, Inc.	1,712	78,290

BEVERAGES—4.5%
Coca-Cola Co.	18,213	1,424,074
PepsiCo, Inc.	11,889	840,077
		2,264,151

BIOTECHNOLOGY—2.8%
Amgen, Inc.	6,714	490,391
Biogen Idec, Inc.(a)	2,403	346,945
Celgene Corp.(a)	4,249	272,616
Gilead Sciences, Inc.(a)	6,347	325,474
		1,435,426

CAPITAL MARKETS—1.3%
BlackRock, Inc.	1,491	253,202
Franklin Resources, Inc.	1,771	196,563
Northern Trust Corp.	1,775	81,685
T. Rowe Price Group, Inc.	1,784	112,321
		643,771

CHEMICALS—3.0%
Air Products & Chemicals, Inc.	2,429	196,093
CF Industries Holdings, Inc.	492	95,320
E.I. du Pont de Nemours & Co.	4,926	249,108
Ecolab, Inc.	3,365	230,603
PPG Industries, Inc.	1,558	165,335
Praxair, Inc.	3,579	389,145
Sherwin-Williams Co.	718	95,027
Sigma-Aldrich Corp.	1,156	85,463
		1,506,094

COMMERCIAL SERVICES & SUPPLIES—0.4%
Iron Mountain, Inc.	2,811	92,650
Stericycle, Inc.(a)	958	87,820
		180,470

COMMUNICATIONS EQUIPMENT—1.9%
F5 Networks, Inc.(a)	669	66,606
Juniper Networks, Inc.(a)	3,772	61,521
QUALCOMM, Inc.	14,756	821,614
		949,741

COMPUTERS & PERIPHERALS—8.9%
Apple, Inc.(a)	7,018	4,098,512
EMC Corp.(a)	8,531	218,650
NetApp, Inc.(a)	2,370	75,413
SanDisk Corp.(a)	1,971	71,902
		4,464,477

CONSUMER FINANCE—0.7%
American Express Co.	6,243	363,405

DIVERSIFIED FINANCIAL SERVICES—0.2%
IntercontinentalExchange, Inc.(a)	620	84,308

DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
AT&T, Inc.	6,295	224,480
Verizon Communications, Inc.	11,941	530,658
		755,138

ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	1,969	135,487
PPL Corp.	3,066	85,265
Southern Co.	3,450	159,735
		380,487

ELECTRICAL EQUIPMENT—1.2%
AMETEK, Inc.	1,712	85,446
Emerson Electric Co.	5,970	278,083
Rockwell Automation, Inc.	2,070	136,744
Roper Industries, Inc.	1,263	124,506
		624,779

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
Amphenol Corp., Class A	1,405	77,163

ENERGY EQUIPMENT & SERVICES—2.7%
Cameron International Corp.(a)	4,088	174,599
Diamond Offshore Drilling, Inc.	1,987	117,491
FMC Technologies, Inc.(a)	2,913	114,277
National Oilwell Varco, Inc.	3,535	227,795
Schlumberger Ltd.	11,006	714,400
		1,348,562

FOOD & STAPLES RETAILING—1.7%
Costco Wholesale Corp.	1,284	121,980
Walgreen Co.	2,495	73,802
Wal-Mart Stores, Inc.	8,217	572,889
Whole Foods Market, Inc.	1,082	103,137
		871,808

FOOD PRODUCTS—2.2%
Campbell Soup Co.	2,508	83,717
General Mills, Inc.	4,665	179,789
H.J. Heinz Co.	1,572	85,485
Hershey Co.	1,517	109,270
Kellogg Co.	2,054	101,324
Kraft Foods, Inc., Class A	10,711	413,659
Mead Johnson Nutrition Co.	1,738	139,926
		1,113,170

GAS UTILITIES—0.5%
AGL Resources, Inc.	2,554	98,967
ONEOK, Inc.	3,796	160,609
		259,576

HEALTH CARE EQUIPMENT & SUPPLIES—2.8%
Baxter International, Inc.	3,841	204,149
Becton Dickinson and Co.	1,088	81,328
C.R. Bard, Inc.	860	92,398
Covidien plc	2,842	152,047
Edwards Lifesciences Corp.(a)	1,144	118,175
Intuitive Surgical, Inc.(a)	399	220,962
Medtronic, Inc.	4,575	177,190
St. Jude Medical, Inc.	2,061	82,255
Stryker Corp.	2,340	128,934
Varian Medical Systems, Inc.(a)	1,224	74,383
Zimmer Holdings, Inc.	1,293	83,217
		1,415,038

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—98.9%, continued
HEALTH CARE PROVIDERS & SERVICES—2.8%
Aetna, Inc.	1,725	$66,878
DaVita, Inc.(a)	957	93,987
Express Scripts Holding Co.(a)	7,195	401,697
Humana, Inc.	924	71,555
Laboratory Corp. of America Holdings(a)	927	85,849
Quest Diagnostics, Inc.	1,816	108,778
UnitedHealth Group, Inc.	8,801	514,859
WellPoint, Inc.	1,187	75,719
		1,419,322

HEALTH CARE TECHNOLOGY—0.2%
Cerner Corp.(a)	1,129	93,323

HOTELS, RESTAURANTS & LEISURE—3.5%
Chipotle Mexican Grill, Inc.(a)	383	145,521
Marriott International, Inc., Class A	2,211	86,671
McDonald’s Corp.	9,366	829,172
Starbucks Corp.	6,596	351,699
Starwood Hotels & Resorts Worldwide, Inc.	1,476	78,287
Yum! Brands, Inc.	4,247	273,592
		1,764,942

HOUSEHOLD PRODUCTS—3.8%
Clorox Co.	1,189	86,155
Colgate-Palmolive Co.	4,312	448,879
Kimberly-Clark Corp.	3,029	253,739
Procter & Gamble Co.	18,580	1,138,025
		1,926,798

INDUSTRIAL CONGLOMERATES—0.9%
3M Co.	5,233	468,877

INSURANCE—1.2%
Aflac, Inc.	4,019	171,169
Aon plc	1,713	80,134
Berkshire Hathaway, Inc., Class B(a)	2,189	182,409
Chubb Corp.	1,180	85,928
Travelers Cos., Inc.	1,406	89,759
		609,399

INTERNET & CATALOG RETAIL—1.8%
Amazon.com, Inc.(a)	2,761	630,474
priceline.com, Inc.(a)	455	302,357
		932,831

INTERNET SOFTWARE & SERVICES—3.3%
Akamai Technologies, Inc.(a)	2,273	72,168
eBay, Inc.(a)	7,408	311,210
Google, Inc., Class A(a)	2,036	1,181,023
VeriSign, Inc.(a)	2,092	91,148
		1,655,549

IT SERVICES—7.2%
Accenture plc, Class A	4,604	276,654
Automatic Data Processing, Inc.	3,773	210,005
Cognizant Technology Solutions Corp.,
Class A(a)	2,671	160,260
Fiserv, Inc.(a)	1,201	86,736
International Business Machines Corp.	8,929	1,746,334
Mastercard, Inc., Class A	980	421,508
Paychex, Inc.	2,660	83,551
Teradata Corp.(a)	1,205	86,772
Visa, Inc., Class A	4,446	549,659
		3,621,479

LIFE SCIENCES TOOLS & SERVICES—0.5%
Life Technologies Corp.(a)	1,763	79,318
Thermo Fisher Scientific, Inc.	1,564	81,187
Waters Corp.(a)	930	73,907
		234,412

MACHINERY—1.5%
Deere & Co.	4,357	352,351
Illinois Tool Works, Inc.	3,797	200,823
Joy Global, Inc.	1,081	61,325
Parker Hannifin Corp.	1,997	153,529
		768,028

MEDIA—2.4%
Comcast Corp., Class A	2,797	89,420
DIRECTV, Class A(a)	5,581	272,464
Discovery Communications, Inc., Class A(a)	2,039	110,106
Liberty Global, Inc., Class A(a)	1,658	82,287
McGraw-Hill Cos., Inc.	1,927	86,715
Omnicom Group, Inc.	1,678	81,551
Time Warner Cable, Inc.	2,069	169,865
Viacom, Inc., Class B	4,876	229,269
Walt Disney Co.	1,970	95,545
		1,217,222

METALS & MINING—0.1%
Cliffs Natural Resources, Inc.	1,168	57,571

MULTILINE RETAIL—0.5%
Dollar Tree, Inc.(a)	1,732	93,181
Target Corp.	2,472	143,846
		237,027

OIL, GAS & CONSUMABLE FUELS—7.0%
Apache Corp.	2,777	244,070
BP plc, ADR	10,036	406,859
Cabot Oil & Gas Corp.	2,707	106,656
Concho Resources, Inc.(a)	813	69,203
ConocoPhillips	10,060	562,153
Devon Energy Corp.	1,201	69,646
EOG Resources, Inc.	2,890	260,418
EQT Corp.	1,791	96,051
Hess Corp.	1,466	63,698
Marathon Oil Corp.	4,812	123,043
Murphy Oil Corp.	1,554	78,151
Noble Energy, Inc.	1,742	147,756
Phillips 66(a)	2,195	72,962
Pioneer Natural Resources Co.	1,838	162,130
Range Resources Corp.	1,476	91,320
Royal Dutch Shell plc, Class A, ADR	8,049	542,744
Southwestern Energy Co.(a)	3,347	106,870
Spectra Energy Corp.	7,158	208,011
Williams Cos., Inc.	3,809	109,775
		3,521,516

PERSONAL PRODUCTS—0.2%
Estee Lauder Cos., Inc., Class A	1,580	85,510

PHARMACEUTICALS—8.1%
Abbott Laboratories	13,431	865,897
Allergan, Inc./United States	2,086	193,101
Bristol-Myers Squibb Co.	8,922	320,746
Eli Lilly & Co.	6,697	287,368
Johnson & Johnson	21,780	1,471,457

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Growth Index Fund	June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.9%, continued
PHARMACEUTICALS—8.1%, continued
Merck & Co., Inc.	18,738	$782,311
Mylan, Inc.(a)	3,708	79,240
Perrigo Co.	799	94,226
		4,094,346

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	2,813	80,367

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
American Tower Corp.	3,920	274,047
Public Storage	1,381	199,430
Simon Property Group, Inc.	1,919	298,712
		772,189

ROAD & RAIL—0.9%
CSX Corp.	9,008	201,419
Kansas City Southern	1,158	80,550
Norfolk Southern Corp.	2,750	197,368
		479,337

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Altera Corp.	4,342	146,933
Analog Devices, Inc.	2,349	88,487
Broadcom Corp., Class A(a)	5,169	174,712
Intel Corp.	22,355	595,761
		1,005,893

SOFTWARE—5.9%
Adobe Systems, Inc.(a)	2,475	80,116
Autodesk, Inc.(a)	2,053	71,834
BMC Software, Inc.(a)	909	38,796
Citrix Systems, Inc.(a)	2,149	180,387
Intuit, Inc.	3,067	182,026
Microsoft Corp.	36,526	1,117,330
Oracle Corp.	32,693	970,982
Red Hat, Inc.(a)	1,366	77,152
Salesforce.com, Inc.(a)	1,302	180,015
Symantec Corp.(a)	4,544	66,388
		2,965,026

SPECIALTY RETAIL—1.9%
AutoZone, Inc.(a)	219	80,410
Bed Bath & Beyond, Inc.(a)	1,184	73,171
Home Depot, Inc.	5,456	289,114
O’Reilly Automotive, Inc.(a)	881	73,801
Ross Stores, Inc.	2,742	171,293
TJX Cos., Inc.	5,973	256,421
		944,210

TEXTILES, APPAREL & LUXURY GOODS—1.4%
Coach, Inc.	3,202	187,253
Fossil, Inc.(a)	624	47,761
NIKE, Inc., Class B	3,104	272,469
Ralph Lauren Corp.	483	67,649
VF Corp.	1,117	149,064
		724,196

TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co.	1,699	68,487
W.W. Grainger, Inc.	752	143,812§
		212,299

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Crown Castle International Corp.(a)	1,874	109,929
TOTAL COMMON STOCKS		49,869,610

CORPORATE NOTES—0.7%
COMMUNITY DEVELOPMENT—0.7%
Everence Community Investment, Inc.,
1.00%, 11/30/13+(b)	$35,000	35,000
Everence Community Investment, Inc.,
1.50%, 11/30/13+(b)	230,000	230,000
Everence Community Investment, Inc.,
1.50%, 12/15/14+(b)	75,000	74,710
TOTAL CORPORATE NOTES		339,710

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government Money Market
Fund, Premier Shares	150,847	150,847

TOTAL INVESTMENTS (Cost* $41,780,263)—99.9%		$50,360,167
Other assets in excess of liabilities — 0.1%		30,951
NET ASSETS—100%		$50,391,118

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	35,000	12/2010
Everence Community Investment, Inc.	1.50%	230,000	12/2010
Everence Community Investment, Inc.	1.50%	75,000	9/2011

At June 30, 2012, these securities had an aggregate market value of $339,710, representing 0.7% of net assets.

*	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Small Cap Fund	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—92.4%
AEROSPACE & DEFENSE—1.7%
Hexcel Corp.(a)	47,475	$1,224,380

AIR FREIGHT & LOGISTICS—0.5%
UTi Worldwide, Inc.	23,800	347,718

CAPITAL MARKETS—1.4%
Greenhill & Co., Inc.	27,825	991,961

COMMERCIAL BANKS—9.5%
Community Bank System, Inc.	36,675	994,626
First Horizon National Corp.	94,090	813,879
Home Bancshares, Inc.	24,075	736,213
Prosperity Bancshares, Inc.	21,340	896,920
Texas Capital Bancshares, Inc.(a)	34,600	1,397,494
UMB Financial Corp.	16,650	852,979
Umpqua Holdings Corp.	79,410	1,045,036
		6,737,147

COMMUNICATIONS EQUIPMENT—5.0%
Brocade Communications Systems, Inc.(a)	174,575	860,655
Ciena Corp.(a)	53,150	870,065
Infinera Corp.(a)	82,000	560,880
Ixia(a)	48,100	578,162
Loral Space & Communications, Inc.	9,800	660,030
		3,529,792

CONTAINERS & PACKAGING—1.1%
Silgan Holdings, Inc.	18,250	779,092

ELECTRICAL EQUIPMENT—4.0%
Belden, Inc.	30,225	1,008,004
Franklin Electric Co., Inc.	21,025	1,075,008
Thermon Group Holdings, Inc.(a)	35,425	733,652
		2,816,664

ELECTRONIC EQUIPMENT, INSTRUMENTS
& COMPONENTS—0.8%
National Instruments Corp.	21,475	576,819

ENERGY EQUIPMENT & SERVICES—0.7%
Atwood Oceanics, Inc.(a)	13,025	492,866

HEALTH CARE EQUIPMENT & SUPPLIES—4.4%
Cyberonics, Inc.(a)	24,200	1,087,548
DexCom, Inc.(a)	70,900	918,864
Endologix, Inc.(a)	72,900	1,125,576
		3,131,988

HEALTH CARE PROVIDERS & SERVICES—5.4%
Health Management Associates, Inc., Class A(a)	85,210	668,898
HMS Holdings Corp.(a)	29,880	995,303
MWI Veterinary Supply, Inc.(a)	10,975	1,127,901
Team Health Holdings, Inc.(a)	44,125	1,062,971
		3,855,073

HEALTH CARE TECHNOLOGY—1.5%
Computer Programs & Systems, Inc.	18,750	1,072,875

INDUSTRIAL CONGLOMERATES—1.2%
Raven Industries, Inc.	12,280	854,565

INSURANCE—1.7%
AmTrust Financial Services, Inc.	39,825	1,183,201

INTERNET SOFTWARE & SERVICES—3.2%
Active Network, Inc.(a)	51,075	786,044
LivePerson, Inc.(a)	44,005	838,736
LogMeIn, Inc.(a)	21,525	656,943
		2,281,723

MACHINERY—9.7%
Actuant Corp., Class A	38,925	1,057,203
Astec Industries, Inc.(a)	18,900	579,852
Barnes Group, Inc.	33,825	821,609
Chart Industries, Inc.(a)	12,400	852,624
CLARCOR, Inc.	18,350	883,736
Middleby Corp.(a)	10,550	1,050,885
Rexnord Corp.(a)	40,175	805,107
Westport Innovations, Inc.(a)	23,250	854,438
		6,905,454

MARINE—0.9%
Kirby Corp.(a)	13,025	613,217

MEDIA—1.1%
Cinemark Holdings, Inc.	34,125	779,756

METALS & MINING—3.3%
Carpenter Technology Corp.	15,925	761,852
Commercial Metals Co.	58,300	736,912
Haynes International, Inc.	17,050	868,527
		2,367,291

OIL, GAS & CONSUMABLE FUELS—5.7%
Approach Resources, Inc.(a)	42,750	1,091,835
Gulfport Energy Corp.(a)	27,585	569,079
Kodiak Oil & Gas Corp.(a)	74,375	610,619
Northern Oil and Gas, Inc.(a)	21,250	338,725
Oasis Petroleum, Inc.(a)	27,875	674,017
Rosetta Resources, Inc.(a)	21,375	783,180
		4,067,455

PHARMACEUTICALS—1.5%
Akorn, Inc.(a)	69,317	1,093,129

PROFESSIONAL SERVICES—1.0%
Insperity, Inc.	27,070	732,244

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
FirstService Corp.(a)	18,188	508,718

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
Cirrus Logic, Inc.(a)	38,390	1,147,093

SOFTWARE—7.1%
ACI Worldwide, Inc.(a)	21,875	967,094
Aspen Technology, Inc.(a)	57,500	1,331,125
Interactive Intelligence Group, Inc.(a)	28,000	789,880
MicroStrategy, Inc., Class A(a)	7,450	967,457
NICE Systems Ltd., ADR(a)	27,500	1,006,500
		5,062,056

SPECIALTY RETAIL—10.9%
Bebe Stores, Inc.	86,475	507,608
Children’s Place Retail Stores, Inc.(a)	11,750	585,503
DSW, Inc., Class A	14,575	792,880
Genesco, Inc.(a)	14,675	882,701
GNC Holdings, Inc., Class A	18,475	724,220
Group 1 Automotive, Inc.	24,475	1,116,305

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued
Praxis Small Cap Fund	June 30, 2012 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—92.4%, continued
SPECIALTY RETAIL—10.9%, continued
Hibbett Sports, Inc.(a)	16,500	$952,215
Monro Muffler Brake, Inc.	23,400	777,816
Select Comfort Corp.(a)	30,825	644,859
Sonic Automotive, Inc., Class A	54,425	743,990
		7,728,097

TEXTILES, APPAREL & LUXURY GOODS—3.5%
Crocs, Inc.(a)	41,250	666,188
Fifth & Pacific Cos., Inc.(a)	65,300	700,669
Warnaco Group, Inc.(a)	12,800	545,024
Wolverine World Wide, Inc.	14,325	555,523
		2,467,404

THRIFTS & MORTGAGE FINANCE—1.5%
Capitol Federal Financial, Inc.	87,485	1,039,322

TRADING COMPANIES & DISTRIBUTORS—1.2%
WESCO International, Inc.(a)	14,925	858,934

WIRELESS TELECOMMUNICATION SERVICES—0.6%
Leap Wireless International, Inc.(a)	69,225	445,117
TOTAL COMMON STOCKS		65,691,151

CORPORATE NOTES—0.5%
DEVELOPMENT AUTHORITIES—0.5%
Everence Community Investment, Inc.,
1.00%, 11/30/13+(b)	$80,000	80,000
Everence Community Investment, Inc.,
1.50%, 11/30/13+(b)	195,000	195,000
Everence Community Investment, Inc.,
1.50%, 12/15/14+(b)	75,000	74,710
TOTAL CORPORATE NOTES		349,710

SHORT TERM INVESTMENT—6.7%
INVESTMENT COMPANY—6.7%
JPMorgan U.S. Government Money Market
Fund, Premiere shares	4,774,071	4,774,071

TOTAL INVESTMENTS (Cost* $59,595,111)—99.6%		$70,814,932
Other assets in excess of liabilities — 0.4%		262,707
NET ASSETS—100%		$71,077,639

+	Variable rate security. Rates presented are the rates in effect at June 30, 2012.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been fair valued by management and have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	1.00%	80,000	12/2010
Everence Community Investment, Inc.	1.50%	195,000	12/2010
Everence Community Investment, Inc.	1.50%	75,000	9/2011

At June 30, 2012, these securities had an aggregate market value of $349,710, representing 0.5% of net assets.
*	Represents cost for financial reporting purposes.

ADR	— American Depositary Receipt

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Genesis Conservative Portfolio	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund, Class I (a)	126,887	$1,638,112
Praxis Growth Index Fund, Class I (a)	72,864	819,719
Praxis Intermediate Income Fund, Class I (a)	1,051,537	11,251,450
Praxis International Index Fund, Class I (a)	146,918	1,247,332
Praxis Small Cap Fund, Class I (a) (b)	36,930	415,096
Praxis Value Index Fund, Class I (a)	101,246	821,109
Total Mutual Funds		16,192,818

TOTAL INVESTMENTS (Cost* $15,440,038)— 100.1%		$16,192,818
Liabilities in excess of other assets — (0.1)%		(13,318)
NET ASSETS—100%		$16,179,500

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Genesis Balanced Portfolio	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.1%
Praxis Core Stock Fund, Class I (a)	577,218	$7,451,878
Praxis Growth Index Fund, Class I (a)	331,491	3,729,270
Praxis Intermediate Income Fund, Class I (a)	1,561,426	16,707,255
Praxis International Index Fund, Class I (a)	764,274	6,488,684
Praxis Small Cap Fund, Class I (a)(b)	384,544	4,322,279
Praxis Value Index Fund, Class I (a)	460,891	3,737,828
Total Mutual Funds		42,437,194

TOTAL INVESTMENTS (Cost* $39,620,390)—100.1%		$42,437,194
Liabilities in excess of other assets — (0.1)%		(52,950)
NET ASSETS—100%		$42,384,244

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of Portfolio Investments
Praxis Genesis Growth Portfolio	June 30, 2012 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 100.2%
Praxis Core Stock Fund, Class I (a)	600,959	$7,758,384
Praxis Growth Index Fund, Class I (a)	330,119	3,713,834
Praxis Intermediate Income Fund, Class I (a)	618,558	6,618,568
Praxis International Index Fund, Class I (a)	807,186	6,853,009
Praxis Small Cap Fund, Class I (a)(b)	456,829	5,134,756
Praxis Value Index Fund, Class I (a)	458,902	3,721,698
Total Mutual Funds		33,800,249

TOTAL INVESTMENTS (Cost* $31,037,850)—100.2%		$33,800,249
Liabilities in excess of other assets — (0.2)%		(54,336)
NET ASSETS—100%		$33,745,913

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Statements of assets & liabilities
June 30, 2012 (Unaudited)

	Praxis	Praxis	Praxis
	Intermediate	Core	International
	Income Fund	Stock Fund	Index Fund
Assets
Total investment securities, at cost	$321,844,868	$97,823,008	$128,981,130
Investments in unaffiliated securities, at fair value	$336,654,192	$111,659,122	$116,381,642
Investments in affiliates, at fair value	3,411,220	1,832,811	851,999
Total investment securities, at fair value	340,065,412	113,491,933	117,233,641
Cash	147,064	4,030	29,479
Foreign currency, at fair value (cost $-, $5,751 and $4, respectively)	—	5,751	4
Receivable for investments sold	12,969	1,372,093	—
Receivable for capital shares sold	1,062,414	531,698	519,431
Receivable for dividends and interest	2,827,207	118,295	475,353
Receivable for tax reclaims	—	81,267	8,021
Prepaid expenses	27,731	10,625	22,466
Total Assets	344,142,797	115,615,692	118,288,395
Liabilities
Distributions Payable	831,029	—	—
Payable for capital shares redeemed	2,455,823	204,990	218,018
Payable for investments purchased	3,360,572	136,873	34,939
Accrued expenses and other payables:
Investment advisory fees	113,645	69,711	47,533
Administration fees	64,650	31,097	14,131
Distribution fees	16,549	8,717	3,168
Other	118,218	138,798	21,372
Total Liabilities	6,960,486	590,186	339,161

Net Assets	$337,182,311	$115,025,506	$117,949,234
Components of Net Assets
Paid-in capital	$317,178,205	135,528,626	128,884,230
Accumulated net investment income (loss)	(545,009)	459,112	1,502,716
Accumulated net realized gains (losses) on investments and foreign currency transactions	2,328,571	(36,631,292)	(690,244)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	18,220,544	15,669,060	(11,747,468)
Net Assets	$337,182,311	$115,025,506	$117,949,234
Pricing of Class A Shares
Net assets attributable to Class A shares	$80,874,091	$43,167,524	$16,084,813
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,534,329	3,381,611	1,907,372
Net asset value and redemption price per share	$10.73	$12.77	$8.43
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent].	$11.15	$13.48	$8.90
Pricing of Class I Shares
Net assets attributable to Class I shares	$256,308,220	$71,857,982	$101,864,421
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	23,960,858	5,565,108	11,996,453
Net asset value, offering price and redemption price per share	$10.70	$12.91	$8.49

See accompanying notes to financial statements.

Statements of assets & liabilities, continued
June 30, 2012 (Unaudited)

	Praxis	Praxis	Praxis
	Value Index	Growth Index	Small Cap
	Fund	Fund	Fund
Assets
Total investment securities, at cost	$55,177,347	$41,780,263	$59,595,111
Investments in unaffiliated securities, at fair value	$57,833,794	$50,020,457	$70,465,222
Investments in affiliates, at fair value	559,255	339,710	349,710
Total investment securities, at fair value	58,393,049	50,360,167	70,814,932
Cash	29,338	33,120	328,281
Receivable for investments sold	—	—	—
Receivable for capital shares sold	135,851	146,246	346,930
Receivable for dividends and interest	71,302	45,458	31,908
Receivable for tax reclaims	—	—	—
Prepaid expenses	5,603	11,992	17,719
Total Assets	58,635,143	50,596,983	71,539,770
Liabilities
Payable for capital shares redeemed	237,241	135,697	53,105
Payable for investments purchased	28,415	32,510	327,680
Accrued expenses and other payables:	—	—	—
Investment advisory fees	13,495	9,886	45,368
Administration fees	11,496	7,931	14,940
Distribution fees	2,724	697	1,711
Other	54,244	19,144	19,327
Total Liabilities	347,615	205,865	462,131

Net Assets	$58,287,528	$50,391,118	$71,077,639
Components of Net Assets
Paid-in capital	$67,246,526	43,847,535	59,549,533
Accumulated net investment income (loss)	1,359,943	185,501	1,614
Accumulated net realized gains (losses) on investments and foreign currency transactions	(13,534,643)	(2,221,822)	306,671
Net unrealized appreciation (depreciation) on investments	3,215,702	8,579,904	11,219,821
Net Assets	$58,287,528	$50,391,118	$71,077,639
Pricing of Class A Shares
Net assets attributable to Class A shares	$13,562,682	$3,477,155	$8,626,358
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,667,905	310,139	782,094
Net asset value and redemption price per share	$8.13	$11.21	$11.03
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$8.58	$11.83	$11.64
Pricing of Class I Shares
Net assets attributable to Class I shares	$44,724,846	$46,913,963	$62,451,281
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,515,242	4,171,776	5,557,594
Net asset value, offering price and redemption price per share	$8.11	$11.25	$11.24

See accompanying notes to financial statements.

Statements of assets & liabilities, continued
June 30, 2012 (Unaudited)

	Praxis Genesis	Praxis Genesis	Praxis Genesis
	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Assets
Investments in affiliates, at cost	$15,440,038	$39,620,390	$31,037,850
Investments in affiliates, at fair value	$16,192,818	$42,437,194	$33,800,249
Cash	—	—	—
Receivable for investments sold	—	106,179	5,658
Receivable for capital shares sold	7	1,344	693
Receivable for dividends and interest	28,425	42,315	16,723
Due from adviser	148	—	3,745
Prepaid expenses	8,032	9,201	10,786
Total Assets	16,229,430	42,596,233	33,837,854
Liabilities
Payable for investments purchased	28,431	42,315	16,723
Payable for capital shares redeemed	—	107,523	6,351
Accrued expenses and other payables:
Distribution fees	3,244	8,510	6,750
Other	18,255	53,641	62,117
Total Liabilities	49,930	211,989	91,941

Net Assets	$16,179,500	$42,384,244	$33,745,913
Components of Net Assets
Paid-in capital	$15,280,834	$39,052,961	$30,676,725
Accumulated net investment income (loss)	20,500	21,610	297
Accumulated net realized gains (losses) on investments in affiliates	125,386	492,869	306,492
Net unrealized appreciation (depreciation) on investments in affiliates	752,780	2,816,804	2,762,399
Net Assets	$16,179,500	$42,384,244	$33,745,913
Pricing of Class A Shares
Net assets attributable to Class A shares	$16,179,500	42,384,244	$33,745,913
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,495,997	3,822,035	3,001,402
Net asset value and redemption price per share	$10.82	$11.09	$11.24
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales
Charge)) of net asset value adjusted to the nearest cent]	$11.42	$11.70	$11.86

See accompanying notes to financial statements.

Statements of operations
For the six months ended June 30, 2012 (Unaudited)

	Praxis	Praxis	Praxis
	Intermediate	Core	International
	Income Fund	Stock Fund	Index Fund
Investment Income
Dividends	$148,089	$1,375,250	$1,983,752
Foreign tax withholding	—	(34,242)	(42,538)
Interest	5,508,364	—	—
Interest from affiliates	35,505	29,258	2,777
Total Investment Income	5,691,958	1,370,266	1,943,991
Expenses
Investment advisory fees	653,714	515,937	299,791
Administration fees	76,777	35,911	16,923
Distribution fees - Class A	95,997	59,032	3,171
Transfer agent fees - Class A	59,758	60,285	12,043
Transfer agent fees - Class I	1,038	816	684
Compliance service fees	35,574	16,890	9,553
Registration fees - Class A	14,120	15,499	20,313
Registration fees - Class I	257	137	781
Shareholder report printing fees - Class A	10,115	13,700	472
Shareholder report printing fees - Class I	142	106	7
Professional fees	86,623	43,172	36,538
Custodian fees	13,458	15,461	3,085
Trustees’ fees and expenses	27,673	13,329	6,736
Other expenses	36,773	14,293	16,402
Total Expenses Before Reductions	1,112,019	804,568	426,499
Expenses waived by Investment Adviser	(33,021)	—	—
Net Expenses	1,078,998	804,568	426,499

Net Investment Income (Loss)	4,612,960	565,698	1,517,492
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	2,291,654	9,068,974	(355,825)
Net realized gains (losses) on foreign currency transactions	—	(9,103)	—
Change in unrealized appreciation (depreciation) of investments	1,334,775	(1,830,876)	(2,656,537)
Change in unrealized appreciation (depreciation) on foreign currency translations	—	(3,643)	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	3,626,429	7,225,352	(3,012,362)
Net Change in Net Assets from Operations	$8,239,389	$7,791,050	$(1,494,870)

See accompanying notes to financial statements.

Statements of operations, continued
For the six months ended June 30, 2012 (Unaudited)

	Praxis	Praxis	Praxis
	Value Index	Growth Index	Small Cap
	Fund	Fund	Fund
Investment Income
Dividends	$695,237	$298,165	$397,265
Foreign tax withholding	(109)	—	—
Interest	—	—	—
Interest from affiliates	8,634	3,058	2,988
Total Investment Income	703,762	301,223	400,253
Expenses
Investment advisory fees	78,393	62,863	302,004
Administration fees	13,318	9,600	16,179
Distribution fees - Class A	20,413	4,347	11,076
Transfer agent fees - Class A	30,609	5,704	11,431
Transfer agent fees - Class I	742	747	780
Compliance service fees	6,039	4,366	8,051
Registration fees - Class A	12,506	10,409	10,086
Registration fees - Class I	47	2,071	1,922
Shareholder report printing fees - Class A	6,217	1,117	1,804
Shareholder report printing fees - Class I	112	64	95
Professional fees	19,066	14,879	22,401
Custodian fees	2,268	1,736	7,747
Trustees’ fees and expenses	4,929	3,523	5,829
Other expenses	9,689	6,068	4,943
Total Expenses Before Reductions	204,348	127,494	404,348
Expenses waived by Investment Adviser	—	(11,772)	(5,709)
Net Expenses	204,348	115,722	398,639

Net Investment Income (Loss)	499,414	185,501	1,614
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	2,250,380	1,248,418	3,092,200
Change in unrealized appreciation/depreciation of investments	1,693,285	3,649,851	646,736
Net Realized and Unrealized Gains (Losses) on Investments	3,943,665	4,898,269	3,738,936
Net Change in Net Assets from Operations	$4,443,079	$5,083,770	$3,740,550

See accompanying notes to financial statements.

Statements of operations, continued
For the six months ended June 30, 2012 (Unaudited)

	Praxis Genesis	Praxis Genesis	Praxis Genesis
	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Investment Income
Dividends from affiliates	$172,860	$264,195	$105,964
Expenses
Investment advisory fees	3,782	10,132	8,118
Administration fees	2,103	5,672	4,499
Distribution fees	18,908	50,661	40,589
Transfer agent fees	11,997	38,123	45,780
Compliance service fees	160	433	340
Registration fees	6,579	9,646	7,779
Shareholder report printing fees	3,916	11,968	14,529
Professional fees	2,256	2,895	2,686
Trustee fees and expenses	132	352	278
Other expenses	2,045	5,756	7,021
Total Expenses Before Reductions	51,878	135,638	131,619
Expenses waived/reimbursed by Investment Adviser	(5,976)	(12,660)	(33,099)
Net Expenses	45,902	122,978	98,520

Net Investment Income (Loss)	126,958	141,217	7,444
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	90,931	501,905	358,319
Distribution of realized gains received from affiliates	—	—	—
Change in unrealized appreciation (depreciation) of investments in affiliates	301,096	1,101,701	1,147,548
Net Realized and Unrealized Gains (Losses) on Investments in affiliates	392,027	1,603,606	1,505,867
Net Change in Net Assets from Operations	$518,985	$1,744,823	$1,513,311

See accompanying notes to financial statements.

Statements of changes in net assets

	Praxis		Praxis		Praxis
	Intermediate		Core		International
	Income Fund		Stock Fund		Index Fund
	For the		For the		For the
	Six Months		Six Months		Six Months
	Ended	For the Year	Ended	For the Year	Ended	For the Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2012	December 31,	2012	December 31,	2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income (loss)	$4,612,960	$10,529,029	$565,698	$946,184	$1,517,492	$968,222
Net realized gains (losses) from security transactions	2,291,654	3,529,389	9,059,871	3,030,614	(355,825)	(338,353)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,334,775	5,852,350	(1,834,519)	(9,681,365)	(2,656,537)	(9,090,931)
Net Change in Net Assets from Operations	8,239,389	19,910,768	7,791,050	(5,704,567)	(1,494,870)	(8,461,062)
Distributions to Shareholders
From net investment income
Class A	(1,094,067)	(2,329,750)	—	—	—	(26,943)
Class I	(4,063,902)	(8,662,057)	—	(450,728)	—	(958,603)
From net realized gains
Class A	—	(716,002)	—	—	—	—
Class I	—	(2,313,692)	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(5,157,969)	(14,021,501)	—	(450,728)	—	(985,546)

Change in Net Assets from Capital Transactions	27,383,700	4,428,533	(35,668,010)	(23,319,101)	52,501,166	76,369,546
Change in Net Assets	30,465,120	10,317,800	(27,876,960)	(29,474,396)	51,006,296	66,922,938
Net Assets
Beginning of period	306,717,191	296,399,391	142,902,466	172,376,862	66,942,938	20,000
End of period	$337,182,311	$306,717,191	$115,025,506	$142,902,466	$117,949,234	$66,942,938

Accumulated Net Investment Income (Loss)	$(545,009)	$—	$459,112	$(106,586)	$1,502,716	$(14,776)

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis		Praxis		Praxis
	Value Index		Growth Index		Small Cap
	Fund		Fund		Fund
	For the		For the		For the
	Six Months		Six Months		Six Months
	Ended	For the Year	Ended	For the Year	Ended	For the Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2012	December 31,	2012	December 31,	2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income (loss)	$499,414	$957,466	$185,501	$245,626	$1,614	$(212,415)
Net realized gains (losses) from security transactions	2,250,380	1,419,699	1,248,418	(410,056)	3,092,200	2,306,507
Net change in unrealized appreciation (depreciation) on investments	1,693,285	(4,040,891)	3,649,851	709,605	646,736	2,495,223
Net Change in Net Assets from Operations	4,443,079	(1,663,726)	5,083,770	545,175	3,740,550	4,589,315
Distributions to Shareholders
From net investment income
Class A	—	(260,528)	—	(3,535)	—	—
Class I	—	(712,182)	—	(240,262)	—	—
Change in Net Assets from Distributions to Shareholders	—	(972,710)	—	(243,797)	—	—

Change in Net Assets from Capital Transactions	998,622	(723,767)	8,100,742	4,592,806	665,343	33,157,639
Change in Net Assets	5,441,701	(3,360,203)	13,184,512	4,894,184	4,405,893	37,746,954
Net Assets
Beginning of period	52,845,827	56,206,030	37,206,606	32,312,422	66,671,746	28,924,792
End of period	$58,287,528	$52,845,827	$50,391,118	$37,206,606	$71,077,639	$66,671,746

Accumulated Net Investment Income (Loss)	$1,359,943	$860,529	$185,501	$—	$1,614	$—

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Genesis		Praxis Genesis		Praxis Genesis
	Conservative		Balanced		Growth
	Portfolio		Portfolio		Portfolio
	For the		For the		For the
	Six Months		Six Months		Six Months
	Ended	For the Year	Ended	For the Year	Ended	For the Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2012	December 31,	2012	December 31,	2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income (loss)	$126,958	$312,421	$141,217	$510,144	$7,444	$228,672
Net realized gains (losses) on investments in affiliates	90,931	29,679	501,905	154,246	358,319	196,197
Distributions of realized gains by investment company affiliates	—	97,292	—	149,291	—	58,915
Net change in unrealized appreciation (depreciation) on investments in affiliates	301,096	(63,696)	1,101,701	(976,321)	1,147,548	(1,261,194)
Net Change in Net Assets from Operations	518,985	375,696	1,744,823	(162,640)	1,513,311	(777,410)
Distributions to Shareholders
From net investment income
Class A	(105,301)	(373,346)	(117,594)	(603,427)	(6,147)	(265,340)
From net realized gains
Class A	—	(78,557)	—	(323,879)	—	(341,941)
Change in Net Assets from Distributions to Shareholders	(105,301)	(451,903)	(117,594)	(927,306)	(6,147)	(607,281)

Change in Net Assets from Capital Transactions	1,747,839	1,399,508	2,986,962	4,677,562	2,356,302	4,594,275
Change in Net Assets	2,161,523	1,323,301	4,614,191	3,587,616	3,863,466	3,209,584
Net Assets
Beginning of period	14,017,977	12,694,676	37,770,053	34,182,437	29,882,447	26,672,863
End of period	$16,179,500	$14,017,977	$42,384,244	$37,770,053	$33,745,913	$29,882,447

Accumulated Net Investment Income (Loss)	$20,500	$(1,157)	$21,610	$(2,013)	$297	$(1,000)

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the year indicated.
Praxis Intermediate Income Fund - Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009(a)	2008	2007
Net asset value at beginning of period	$10.63		$10.43	$10.20	$9.62	$9.78	$9.66
Income (loss) from investment operations:
Net investment income	0.13		0.34	0.37	0.43	0.45	0.41
Net realized and unrealized gains (losses) on investments	0.12		0.32	0.27	0.56	(0.16)	0.15
Total from investment operations	0.25		0.66	0.64	0.99	0.29	0.56
Less distributions:
Dividends from net investment income	(0.15)		(0.35)	(0.37)	(0.41)	(0.45)	(0.44)
Distributions from net realized gains	—		(0.11)	(0.04)	—	—	—
Total distributions	(0.15)		(0.46)	(0.41)	(0.41)	(0.45)	(0.44)
Net asset value at end of period	$10.73		$10.63	$10.43	$10.20	$9.62	$9.78
Total return (excludes sales charge)	2.37	%(c)	6.43%	6.26%	10.49%	3.09%	5.91%
Net assets at end of period (000s)	$80,874		$72,106	$67,259	$74,965	$49,693	$48,951
Ratio of net expenses to average net assets	0.96	%(d)	0.96%	0.98%	0.92%	0.88%	0.88%
Ratio of net investment income to average net assets	2.51	%(d)	3.19%	3.49%	4.22%	4.49%	4.23%
Ratio of gross expenses to average net assets*	1.05	%(d)	1.08%	1.16%	1.27%	1.21%	1.27%
Portfolio turnover rate	21.01	%(c)	36.12%	26.75%	28.56%	25.46%	29.22%

Praxis Intermediate Income Fund - Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.60		$10.39	$10.17	$9.61	$9.77	$9.65
Income (loss) from investment operations:
Net investment income	0.15		0.38	0.40	0.45	0.47	0.43
Net realized and unrealized gains (losses) on investments	0.12		0.33	0.27	0.57	(0.16)	0.15
Total from investment operations	0.27		0.71	0.67	1.02	0.31	0.58
Less distributions:
Dividends from net investment income	(0.17)		(0.39)	(0.41)	(0.46)	(0.47)	(0.46)
Distributions from net realized gains	—		(0.11)	(0.04)	—	—	—
Total distributions	(0.17)		(0.50)	(0.45)	(0.46)	(0.47)	(0.46)
Net asset value at end of period	$10.70		$10.60	$10.39	$10.17	$9.61	$9.77
Total return (excludes sales charge)	2.57	%(c)	6.98%	6.60%	10.79%	5.21%	6.18%
Net assets at end of period (000s)	$256,308		$234,612	$229,140	$176,005	$153,332	$212,097
Ratio of net expenses to average net assets	0.57	%(d)	0.57%	0.58%	0.67%	0.63%	0.63%
Ratio of net investment income to average net assets	2.92	%(d)	3.59%	3.86%	4.51%	4.73%	4.48%
Ratio of gross expenses to average net assets*	0.57	%(d)	0.57%	0.58%	0.72%	0.64%	0.77%
Portfolio turnover rate	21.01	%(c)	36.12%	26.75%	28.56%	25.46%	29.22%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Core Stock Fund - Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009(a)	2008	2007
Net asset value at beginning of period	$12.11		$12.60	$11.30	$8.79	$14.87	$15.40
Income (loss) from investment operations:
Net investment income (loss)	—		(0.01)	(0.07)	0.01	0.05	0.13
Net realized and unrealized gains (losses) on investments	0.66		(0.48)	1.37	2.54	(6.08)	(0.24)
Total from investment operations	0.66		(0.49)	1.30	2.55	(6.03)	(0.11)
Less distributions:
Dividends from net investment income	—		—	—	(0.04)	(0.05)	(0.14)
Distributions from net realized gains	—		—	—	—	—	(0.28)
Total distributions	—		—	—	(0.04)	(0.05)	(0.42)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$12.77		$12.11	$12.60	$11.30	$8.79	$14.87
Total return (excludes sales charge)	5.45	%(c)	(3.89%)	11.50%	29.00%	(40.64%)	(0.68%)
Net assets at end of period (000s)	$43,168		$48,109	$65,185	$93,120	$55,151	$99,838
Ratio of net expenses to average net assets	1.59	%(d)	1.61%	1.74%	1.44%	1.31%	1.45%
Ratio of net investment income (loss) to average net assets	0.37	%(d)	0.15%	(0.16% )	0.15%	0.42%	0.81%
Ratio of gross expenses to average net assets*	1.59	%(d)	1.61%	1.74%	1.69%	1.56%	1.70%
Portfolio turnover rate	16.68	%(c)	14.83%	7.43%	12.64%	29.73%	12.17%

Praxis Core Stock Fund - Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$12.21		$12.67	$11.37	$8.84	$14.94	$15.45
Income (loss) from investment operations:
Net investment income	0.11		0.11	0.08	0.06	0.09	0.20
Net realized and unrealized gains (losses) on investments	0.59		(0.51)	1.33	2.53	(6.11)	(0.24)
Total from investment operations	0.70		(0.40)	1.41	2.59	(6.02)	(0.04)
Less distributions:
Dividends from net investment income	—		(0.06)	(0.11)	(0.06)	(0.08)	(0.19)
Distributions from net realized gains	—		—	—	—	—	(0.28)
Total distributions	—		(0.06)	(0.11)	(0.06)	(0.08)	(0.47)
Paid-in capital from redemption fees	—		—	—	—	—(b )	—
Net asset value at end of period	$12.91		$12.21	$12.67	$11.37	$8.84	$14.94
Total return (excludes sales charge)	5.73	%(c)	(3.18%)	12.38%	29.35%	(40.43%)	(0.26%)
Net assets at end of period (000s)	$71,858		$94,794	$107,192	$101,777	$90,820	$159,737
Ratio of net expenses to average net assets	0.93	%(d)	0.91%	0.94%	1.08%	1.01%	1.05%
Ratio of net investment income to average net assets	1.04	%(d)	0.85%	0.66%	0.57%	0.72%	1.20%
Ratio of gross expenses to average net assets*	0.93	%(d)	0.91%	0.94%	1.08%	1.01%	1.05%
Portfolio turnover rate	16.68	%(c)	14.83%	7.43%	12.64%	29.73%	12.17%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis International Index Fund - Class A

	Six Months Ended		Year Ended
	June 30,		December 31,
	2012 (Unaudited)		2011(a)
Net asset value at beginning of period	$8.25		$10.00
Income (loss) from investment operations:
Net investment income	0.14		0.03
Net realized and unrealized gains (losses) on investments	0.04		(1.68)
Total from investment operations	0.18		(1.65)
Less distributions:
Dividends from net investment income	—		(0.10)
Distributions from net realized gains	—		—
Total distributions	—		(0.10)
Paid-in capital from redemption fees	—	(b)	—
Net asset value at end of period	$8.43		$8.25
Total return (excludes sales charge)	2.37	%(c)	(16.54%)
Net assets at end of period (000s)	$16,085		$2,363
Ratio of net expenses to average net assets	1.66	%(d)	1.73%
Ratio of net investment income to average net assets	2.99	%(d)	0.89%
Ratio of gross expenses to average net assets*	1.66	%(d)	4.87%
Portfolio turnover rate	1.39	%(c)	2.44%

Praxis International Index Fund - Class I

	Six Months Ended		Year Ended
	June 30,		December 31,
	2012 (Unaudited)		2011(a)
Net asset value at beginning of period	$8.27		$10.00
Income (loss) from investment operations:
Net investment income	0.11		0.12
Net realized and unrealized gains (losses) on investments	0.11		(1.73)
Total from investment operations	0.22		(1.61)
Less distributions:
Dividends from net investment income	—		(0.12)
Distributions from net realized gains	—		—
Total distributions	—		(0.12)
Net asset value at end of period	$8.49		$8.27
Total return (excludes sales charge)	2.18	%(c)	(16.05%)
Net assets at end of period (000s)	$101,864		$64,580
Ratio of net expenses to average net assets	0.79	%(d)	0.86%
Ratio of net investment income to average net assets	3.19	%(d)	2.25%
Ratio of gross expenses to average net assets*	0.79	%(d)	0.86%
Portfolio turnover rate	1.39	%(c)	2.44%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Value Index Fund - Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009(a)	2008	2007
Net asset value at beginning of period	$7.57		$7.95	$7.09	$5.80	$10.12	$11.43
Income (loss) from investment operations:
Net investment income	0.18		0.12	0.14	0.10	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.38		(0.40)	0.81	1.21	(4.21)	(0.93)
Total from investment operations	0.56		(0.28)	0.95	1.31	(4.03)	(0.76)
Less distributions:
Dividends from net investment income	—		(0.10)	(0.09)	(0.02)	(0.18)	(0.20)
Distributions from net realized gains	—		—	—	—	(0.11)	(0.35)
Total distributions	—		(0.10)	(0.09)	(0.02)	(0.29)	(0.55)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$8.13		$7.57	$7.95	$7.09	$5.80	$10.12
Total return (excludes sales charge)	7.40	%(c)	(3.58%)	13.40%	22.64%	(40.15%)	(6.66%)
Net assets at end of period (000s)	$13,563		$20,776	$24,341	$30,983	$20,019	$28,209
Ratio of net expenses to average net assets	1.40	%(d)	1.32%	1.38%	1.01%	0.97%	0.90%
Ratio of net investment income to average net assets	1.32	%(d)	1.19%	1.15%	1.96%	2.35%	1.87%
Ratio of gross expenses to average net assets*	1.40	%(d)	1.32%	1.38%	1.33%	1.27%	1.18%
Portfolio turnover rate	45.94	%(c)	29.11%	24.12%	25.72%	20.66%	33.34%

Praxis Value Index Fund - Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$7.52		$7.91	$7.05	$5.77	$10.07	$11.38
Income (loss) from investment operations:
Net investment income	0.05		0.15	0.17	0.14	0.20	0.24
Net realized and unrealized gains (losses) on investments	0.54		(0.37)	0.85	1.18	(4.19)	(0.97)
Total from investment operations	0.59		(0.22)	1.02	1.32	(3.99)	(0.73)
Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.04)	(0.20)	(0.23)
Distributions from net realized gains	—		—	—	—	(0.11)	(0.35)
Total distributions	—		(0.17)	(0.16)	(0.04)	(0.31)	(0.58)
Net asset value at end of period	$8.11		$7.52	$7.91	$7.05	$5.77	$10.07
Total return (excludes sales charge)	7.85	%(c)	(2.80%)	14.53%	22.82%	(39.94%)	(6.46%)
Net assets at end of period (000s)	$44,725		$32,070	$31,865	$30,900	$24,893	$29,843
Ratio of net expenses to average net assets	0.50	%(d)	0.49%	0.50%	0.73%	0.64%	0.65%
Ratio of net investment income to average net assets	2.18	%(d)	2.03%	2.06%	2.28%	2.71%	2.12%
Ratio of gross expenses to average net assets*	0.50	%(d)	0.49%	0.50%	0.73%	0.64%	0.68%
Portfolio turnover rate	45.94	%(c)	29.11%	24.12%	25.72%	20.66%	33.34%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Growth Index Fund - Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009(a)	2008	2007
Net asset value at beginning of period	$9.96		$9.86	$8.71	$6.50	$10.40	$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.01	0.01	0.03	0.01	0.02
Net realized and unrealized gains (losses) on investments	1.23		0.10	1.14	2.20	(3.89)	0.38
Total from investment operations	1.25		0.11	1.15	2.23	(3.88)	0.40
Less distributions:
Dividends from net investment income	—		(0.01)	—	(0.02)	(0.02)	—
Distributions from net realized gains	—		—	—	—	—	—	(b)
Total distributions	—		(0.01)	—	(0.02)	(0.02)	—	(b)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	—	— (b)	—	(b)
Net asset value at end of period	$11.21		$9.96	$9.86	$8.71	$6.50	$10.40
Total return (excludes sales charge)	12.55	%(c)	1.12%	13.20%	34.38%	(37.34%)	4.03	%(c)
Net assets at end of period (000s)	$3,477		$3,363	$2,911	$4,714	$2,504	$2,232
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	0.93%	0.94%	1.16	%(d)
Ratio of net investment income to average net assets	0.32	%(d)	0.14%	0.13%	0.42%	0.19%	0.68	%(d)
Ratio of gross expenses to average net assets*	1.78	%(d)	2.01%	2.68%	1.54%	1.51%	3.65	%(d)
Portfolio turnover rate	30.35	%(c)	21.18%	28.55%	30.99%	28.40%	36.64	%(c)

Praxis Growth Index Fund - Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2012 (Unaudited)		2011	2010	2009	2008	2007(e)
Net asset value at beginning of period	$9.96		$9.86	$8.72	$6.51	$10.41	$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.07	0.05	0.04	0.04	—	(b)
Net realized and unrealized gains (losses) on investments	1.25		0.10	1.15	2.20	(3.90)	0.42
Total from investment operations	1.29		0.17	1.20	2.24	(3.86)	0.42
Less distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—		—	—	—	—	—	(b)
Total distributions	—		(0.07)	(0.06)	(0.03)	(0.04)	(0.01)
Net asset value at end of period	$11.25		$9.96	$9.86	$8.72	$6.51	$10.41
Total return (excludes sales charge)	12.95	%(c)	1.73%	13.74%	34.46%	(37.09%)	4.18	%(c)
Net assets at end of period (000s)	$46,914		$33,843	$29,401	$16,570	$12,388	$24,203
Ratio of net expenses to average net assets	0.50	%(d)	0.50%	0.58%	0.81%	0.65%	0.82	%(d)
Ratio of net investment income to average net assets	0.93	%(d)	0.75%	0.70%	0.54%	0.45%	0.34	%(d)
Ratio of gross expenses to average net assets*	0.50	%(d)	0.50%	0.58%	0.87%	0.73%	2.41	%(d)
Portfolio turnover rate	30.35	%(c)	21.18%	28.55%	30.99%	28.40%	36.64	%(c)

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Small Cap Fund - Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2012		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2011	2010	2009(a)	2008	2007(e)
Net asset value at beginning of period	$10.51		$9.95	$7.55	$5.82	$9.50	$10.00
Loss from investment operations:
Net investment income (loss)	(0.03)		(0.09)	(0.11)	(0.04)	(0.03)	—	(b)
Net realized and unrealized gains (losses) on investments	0.55		0.64	2.51	1.77	(3.65)	(0.50)
Total from investment operations	0.52		0.55	2.40	1.73	(3.68)	(0.50)
Paid-in capital from redemption fees	—	(b)	0.01	— (b)	— (b)	— (b)	—	(b)
Net asset value at end of period	$11.03		$10.51	$9.95	$7.55	$5.82	$9.50
Total return (excludes sales charge)	4.95	%(c)	5.63%	31.79%	29.73%	(38.74%)	(5.00	%)(c)
Net assets at end of period (000s)	$8,626		$5,541	$3,341	$4,227	$2,307	$1,398
Ratio of net expenses to average net assets	1.71	%(d)	1.71%	1.69%	1.49%	1.46%	1.65	%(d)
Ratio of net investment loss to average net assets	(0.56	%)(d)	(1.09%)	(1.08%)	(0.80%)	(0.52%)	(0.04	%)(d)
Ratio of gross expenses to average net assets*	1.84	%(d)	2.17%	2.79%	2.34%	2.20%	3.78	%(d)
Portfolio turnover rate	28.25	%(c)	67.48%	84.26%	60.33%	64.37%	30.37	%(c)

Praxis Small Cap Fund - Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2012		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2011	2010	2009	2008	2007(e)
Net asset value at beginning of period	$10.67		$10.06	$7.59	$5.84	$9.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	—	(b)	(0.03)	(0.04)	(0.04)	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	0.57		0.64	2.51	1.79	(3.64)	(0.50)
Total from investment operations	0.57		0.61	2.47	1.75	(3.66)	(0.49)
Less distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Total distributions	—		—	—	—	—	(0.01)
Net asset value at end of period	$11.24		$10.67	$10.06	$7.59	$5.84	$9.50
Total return (excludes sales charge)	5.34	%(c)	6.06%	32.54%	29.97%	(38.53%)	(4.91	%)(c)
Net assets at end of period (000s)	$62,451		$61,130	$25,584	$18,300	$15,392	$15,406
Ratio of net expenses to average net assets	1.04	%(d)	1.04%	1.08%	1.36%	1.22%	1.35	%(d)
Ratio of net investment income (loss) to average net assets	0.09	%(d)	(0.44%)	(0.46%)	(0.66%)	(0.29%)	0.47	%(d)
Ratio of gross expenses to average net assets*	1.04	%(d)	1.04%	1.08%	1.53%	1.27%	2.18	%(d)
Portfolio turnover rate	28.25	%(c)	67.48%	84.26%	60.33%	64.37%	30.37	%(c)

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended		Year Ended	Year Ended
	June 30, 2012		December 31,	December 31,
	(Unaudited)		2011	2010(a)
Net asset value at beginning of period	$10.50		$10.55	$10.00
Income from investment operations:
Net investment income	0.01		0.24	0.25
Net realized and unrealized gains on investments	0.24		0.06	0.55
Total from investment operations	0.25		0.30	0.80
Less distributions:
Dividends from net investment income	0.07		(0.29)	(0.25)
Distributions from net realized gains	0.00		(0.06)	—
Total distributions	0.07		(0.35)	(0.25)
Paid-in capital from redemption fees (b)	—		—	—
Net asset value at end of period	$10.82		$10.50	$10.55
Total return (excludes sales charge)	3.76	%(c)	2.88%	8.22%
Net assets at end of period (000s)	$16,180		$14,018	$12,695
Ratio of net expenses to average net assets (e)	0.61	%(d)	0.61%	0.65%
Ratio of net investment income to average net assets	1.68	%(d)	2.31%	2.60%
Ratio of gross expenses to average net assets (e)*	0.69	%(d)	0.78%	0.97%
Portfolio turnover rate	10.65	%(c)	15.03%	10.08%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended		Year Ended	Year Ended
	June 30, 2012		December 31,	December 31,
	(Unaudited)		2011	2010(a)
Net asset value at beginning of period	$10.62		$10.91	$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.15	0.16
Net realized and unrealized losses on investments	0.46		(0.17)	0.91
Total from investment operations	0.50		(0.02)	1.07
Less distributions:
Dividends from net investment income	(0.03)		(0.18)	(0.16)
Distributions from net realized gains	—		(0.09)	—
Total distributions	(0.03)		(0.27)	(0.16)
Paid-in capital from redemption fees (b)	—		—	—
Net asset value at end of period	$11.09		$10.62	$10.91
Total return (excludes sales charge)	4.72	%(c)	(0.21%)	10.88%
Net assets at end of period (000s)	$42,384		$37,770	$34,182
Ratio of net expenses to average net assets (e)	0.61	%(d)	0.61%	0.64%
Ratio of net investment income to average net assets	0.70	%(d)	1.39%	1.80%
Ratio of gross expenses to average net assets (e)*	0.67	%(d)	0.71%	0.90%
Portfolio turnover rate	17.07	%(c)	15.11%	7.84%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the year indicated.
Praxis Genesis Growth Portfolio - Class A

	Six Months Ended		Year Ended	Year Ended
	June 30, 2012		December 31,	December 31,
	(Unaudited)		2011	2010(a)
Net asset value at beginning of period	$10.68		$11.15	$10.00
Income (loss) from investment operations:
Net investment income	—		0.08	0.10
Net realized and unrealized losses on investments	0.56		(0.33)	1.15
Total from investment operations	0.56		(0.25)	1.25
Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)
Distributions from net realized gains	—		(0.12)	—
Total distributions	—		(0.22)	(0.10)
Paid-in capital from redemption fees (b)	—		—	—
Net asset value at end of period	$11.24		$10.68	$11.15
Total return (excludes sales charge)	5.26	%(c)	(2.24%)	12.65%
Net assets at end of period (000s)	$33,746		$29,882	$26,673
Ratio of net expenses to average net assets (e)	0.61	%(d)	0.61%	0.64%
Ratio of net investment income to average net assets	0.05	%(d)	0.79%	1.33%
Ratio of gross expenses to average net assets (e)*	0.81	%(d)	0.89%	1.15%
Portfolio turnover rate	17.62	%(c)	15.54%	7.54%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period December 31, 2009 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.

See accompanying notes to financial statements.

Notes to Financial Statements	June 30, 2012 (Unaudited)

1. Organization:
The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust consists of the Praxis Intermediate Income Fund, the Praxis Core Stock Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, Core Stock Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2012, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which is 3.75 percent.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:
The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by Everence Capital Management, Inc. (the “Adviser”) under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. The Portfolio’s investments in the underlying Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Pricing Committee of Everence Capital Management has established a policy and methodology, which was approved by the board, for pricing the Everence Community Investments notes held by several of the Praxis funds. The methodology takes into consideration the fundamental quality of the notes, the nature and duration of restrictions on the disposition of the securities, and an evaluation of the forces that influence the market in which these securities are purchased and sold. Accordingly, the committee applied discounts to the notes, for which there is not an active market, based on the credit quality, maturity, and liquidity characteristics of what the committee determined to be similar securities.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1—	quoted prices in active markets for identical securities
•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2012, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$14,911,949	$—	$14,911,949
Commercial Mortgage Backed Securities	—	17,579,875	—	17,579,875
Foreign Bonds	—	3,306,360	—	3,306,360
Municipal Bonds	—	8,132,799	—	8,132,799
Corporate Bonds	—	142,658,289	—	142,658,289
Corporate Notes	—	—	3,411,220	3,411,220
U.S. Government Agencies	—	142,053,693	—	142,053,693
Investment Companies	3,870,872	—	—	3,870,872
Short Term Investment	4,140,355	—	—	4,140,355
Total Investments	$8,011,227	$328,642,965	$3,411,220	$340,065,412

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$3,380,921
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	30,299
Balance as of June 30,2012	$3,411,220

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$3,411,220	restrictions on disposition	Marketability	0.50%
Total	$3,411,220

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Commercial Paper	$—	$3,708,963	$—	$3,708,963
Common Stocks
Automobiles	747,228	—	—	747,228
Beverages	1,775,695	—	—	1,775,695
Capital Markets	10,365,550	—	—	10,365,550
Chemicals	3,937,752	—	—	3,937,752
Commercial Banks	7,331,653	—	—	7,331,653
Commercial Services & Supplies	1,868,832	—	—	1,868,832
Computers & Peripherals	517,833	—	—	517,833
Construction Materials	277,446	—	—	277,446
Consumer Finance	7,417,118	—	—	7,417,118
Containers & Packaging	338,136	—	—	338,136
Distributors	363,912	—	—	363,912
Diversified Financial Services	1,089,022	—	—	1,089,022
Electrical Equipment	519,833	—	—	519,833
Energy Equipment & Services	719,482	—	—	719,482
Food & Staples Retailing	14,426,550	—	—	14,426,550
Food Products	316,825	—	—	316,825
Health Care Equipment & Supplies	31,359	—	—	31,359
Health Care Providers & Services	2,980,205	—	—	2,980,205
Household Durables	262,281	—	—	262,281
Insurance	14,844,020	—	—	14,844,020
Internet & Catalog Retail	2,298,444	—	—	2,298,444
Internet Software & Services	4,182,305	—	—	4,182,305
IT Services	827,085	—	—	827,085
Life Sciences Tools & Services	512,867	—	—	512,867
Machinery	764,989	—	—	764,989
Marine	1,572,967	—	—	1,572,967
Media	3,346,573	—	—	3,346,573
Metals & Mining	1,403,028	—	—	1,403,028
Oil, Gas & Consumable Fuels	6,761,881	—	—	6,761,881
Paper & Forest Products	—	—	—	—
Personal Products	209,773	—	—	209,773
Pharmaceuticals	1,420,705	—	—	1,420,705
Real Estate Management & Development	2,822,594	—	—	2,822,594
Semiconductors & Semiconductor Equipment	2,160,302	—	—	2,160,302
Software	3,111,344	—	—	3,111,344
Specialty Retail	4,373,046	—	—	4,373,046
Transportation Infrastructure	1,752,547	—	—	1,752,547
Wireless Telecommunication Services	292,133	—	—	292,133
Total Common Stocks	107,943,315	—	—	107,943,315
Corporate Notes	—	—	1,832,811	1,832,811
Short Term Investment	6,844	—	—	6,844
Total Investments	$107,950,159	$3,708,963	$1,832,811	$113,491,933

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$1,816,553
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	16,258
Balance as of June 30, 2012	$1,832,811

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$1,832,811	restrictions on disposition	Marketability	0.50%
Total	$1,832,811

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis International Index Fund Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks
Air Freight & Logistics	$23,853	$190,516	$—	$214,369
Airlines	488,279	—	—	488,279
Auto Components	907,749	268,901	—	1,176,650
Automobiles	3,369,789	—	—	3,369,789
Banks	591,224	321,772	—	912,996
Beverages	698,013	—	—	698,013
Biotechnology	77,346	87,735	—	165,081
Building Products	142,167	20,239	—	162,406
Capital Goods	173,105	454,906	—	628,011
Capital Markets	1,735,992	423,298	—	2,159,290
Chemicals	4,239,426	660,983	—	4,900,409
Commercial Banks	15,808,416	578,246	—	16,386,662
Commercial Services & Supplies	542,203	436,717	—	978,920
Communications Equipment	497,274	—	—	497,274
Computers & Peripherals	182,766	15,661	—	198,427
Construction & Engineering	280,137	362,081	—	642,218
Construction Materials	506,303	19,203	—	525,506
Containers & Packaging	93,247	24,412	—	117,659
Distributors	47,182	23,235	—	70,417
Diversified Financial Services	532,031	21,435	—	553,466
Diversified Financials	54,046	155,919	—	209,965
Diversified Telecommunication Services	4,289,005	300,564	—	4,589,569
Electric Utilities	1,209,055	108,047	—	1,317,102
Electrical Equipment	1,083,301	—	—	1,083,301
Electronic Equipment, Instruments & Components	805,300	296,163	—	1,101,463
Energy Equipment & Services	956,326	—	—	956,326
Food & Staples Retailing	1,431,696	700,712	—	2,132,408
Food Products	2,043,852	—	—	2,043,852
Health Care Equipment & Supplies	292,692	379,628	—	672,320
Health Care Providers & Services	599,803	—	—	599,803
Health Care Technology	180,364	—	—	180,364
Hotels, Restaurants & Leisure	795,061	—	—	795,061
Household Durables	978,837	126,486	—	1,105,323
Household Products	421,832	53,861	—	475,693
Independent Power Producers & Energy Traders	612,906	31,916	—	644,822
Industrial Conglomerates	1,374,002	36,581	—	1,410,583
Insurance	3,946,808	892,331	—	4,839,139

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Investments at Value (continued)
Integrated Telecommunication Services	$187,920	$—	$—	$187,920
Internet Software & Services	677,425	—	—	677,425
IT Services	563,737	—	—	563,737
Life Sciences Tools & Services	280,293	—	—	280,293
Machinery	1,832,436	573,731	—	2,406,167
Marine	37,736	—	—	37,736
Materials	36,899	57,048	—	93,947
Media	2,317,603	49,792	—	2,367,395
Metals & Mining	7,621,234	447,459	—	8,068,693
Multi-line Insurance	32,711	—	—	32,711
Multiline Retail	114,227	—	—	114,227
Multi-Utilities	1,806,269	35,010	—	1,841,279
Office Electronics	514,267	—	—	514,267
Oil, Gas & Consumable Fuels	10,938,832	683,112	—	11,621,944
Paper & Forest Products	174,062	72,016	—	246,078
Personal Products	1,287,033	44,696	—	1,331,729
Pharmaceuticals	7,451,282	237,470	—	7,688,752
Professional Services	—	31,574	—	31,574
Real Estate Investment Trusts (REITs)	—	41,192	—	41,192
Real Estate Management & Development	1,784,056	1,664,690	—	3,448,746
Retailing	—	422,965	—	422,965
Road & Rail	1,329,317	310,292	—	1,639,609
Semiconductors & Semiconductor Equipment	2,949,677	26,974	—	2,976,651
Software	1,380,198	14,550	—	1,394,748
Specialty Retail	713,300	3,238	—	716,538
Technology Hardware & Equipment	33,354	8,142	—	41,496
Telecommunication Services	1,366,914	—	—	1,366,914
Textiles, Apparel & Luxury Goods	967,754	362,278	—	1,330,032
Trading Companies & Distributors	616,798	21,655	—	638,453
Transportation Infrastructure	178,083	176,941	—	355,024
Trucking	69,815	—	—	69,815
Water Utilities	340,991	—	—	340,991
Wireless Telecommunication Services	3,443,247	48,391	—	3,491,638
Total Common Stocks	103,058,858	12,324,764	—	115,383,622
Short Term Investment	998,020	—	—	998,020
Corporate Notes	—	—	851,999	851,999
Total Investments	$104,056,878	$12,324,764	$851,999	$117,233,641

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$—
Proceeds from Sales	—
Cost of Purchases	855,000
Change in unrealized appreciation (depreciation)	(3,001)
Balance as of June 30,2012	$851,999

The aggregate amounts of Level 2 investments in Common Stock presented above were considered Level 1 investments at the beginning of the reporting period. The transfers from Level 1 to Level 2 at the end of the period were as a result of the Fund’s systematic application of the fair value trigger for international securities.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$851,999	restrictions on disposition	Marketability	0.50%
Total	$851,999

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Value Index Fund Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$57,647,255	$—	$—	$57,647,255
Corporate Notes	—	—	559,255	559,255
Preferred Stocks	76	—	—	76
Short Term Investment	186,463	—	—	186,463
Total Investments	$57,833,794	$—	$559,255	$58,393,049

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$554,472
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	4,783
Balance as of June 30,2012	$559,255

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$559,255	restrictions on disposition	Marketability	0.50%
Total	$559,255

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

Praxis Growth Index Fund Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$49,869,610	$—	$—	$49,869,610
Corporate Notes	—	—	339,710	339,710
Short Term Investment	150,847	—	—	150,847
Total Investments	$50,020,457	$—	$339,710	$50,360,167

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$336,827
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	2,883
Balance as of June 30, 2012	$339,710

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$339,710	restrictions on disposition	Marketability	0.50%
Total	$339,710

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Small Cap Fund Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$65,691,151	$—	$—	$65,691,151
Corporate Notes	—	—	349,710	349,710
Short Term Investment	4,774,071	—	—	4,774,071
Total Investments	$70,465,222	$—	$349,710	$70,814,932

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2011	$346,620
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	3,090
Balance as of June 30, 2012	$349,710

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012.

The following represents quantitative information about Level 3 Fair Value Measurements:

	Fair value at
Investment Type	06/30/2012	Valuation Technique(s)	Unobservable Input(s)*	Range
		Fundamental quality	Credit rating	AA
		Nature and duration of	Discount for Lack of
Corporate notes	$349,710	restrictions on disposition	Marketability	0.50%
Total	$349,710

*
Level 3 values are based on significant unobservable inputs that reflect the Pricing Committee’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Changes to any of these inputs may result in significant changes to fair value measurement as follows:

	Increase in Inputs	Decrease in Inputs
Unobservable Input(s)*	Impact to Valuation	Impact to Valuation
Fundamental quality	Increase	Decrease
Nature and duration of
restrictions on disposition	Decrease	Increase

Discounts applied for lack of marketability are taken after consideration of changes in other unobservable inputs used to value these securities.

Praxis Genesis Conservative Portfolio Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$16,192,818	$—	$—	$16,192,818
Total Investments	$16,192,818	$—	$—	$16,192,818

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012 and the Portfolio held no Level 3 securities as of June 30, 2012.

Praxis Genesis Balanced Portfolio Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$42,437,194	$—	$—	$42,437,194
Total Investments	$42,437,194	$—	$—	$42,437,194

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012 and the Portfolio held no Level 3 securities as of June 30, 2012.

Praxis Genesis Growth Portfolio Valuation Inputs at Reporting Date:
Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$33,800,249	$—	$—	$33,800,249
Total Investments	$33,800,249	$—	$—	$33,800,249

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2012 and the Portfolio held no Level 3 securities as of June 30, 2012.

Securities Transactions and Related Income:
Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Allocations:
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are represented as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus. Actual indirect expenses vary depending on how the Portfolio’s assets are allocated among the underlying investments.

Risks associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:
The market value of investment securities, other assets and liabilities of the Core Stock Fund and the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:
The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

Dividends and Distributions:
Dividends from net investment income are declared and paid monthly for the Intermediate Income Fund and the Portfolios. Dividends from net investment income are declared and paid annually for the Core Stock Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Fund. To the extent the Portfolios invest in the Intermediate Income Fund and receive dividends, they will be paid monthly. Distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:
It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:
The Funds and Portfolios will charge a redemption fee of 2.00 percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:
Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the period ended June 30, 2012 were as follows:

	Purchases	Sales
Intermediate Income Fund	$108,962,173	$66,323,647
Core Stock Fund	22,359,459	60,779,833
International Index Fund	54,129,649	1,319,096
Value Index Fund	25,639,424	24,198,643
Growth Index Fund	20,879,158	12,763,789
Small Cap Fund	19,239,967	19,807,345
Conservative Portfolio	3,385,748	1,622,865
Balanced Portfolio	9,974,333	6,960,954
Growth Portfolio	8,155,015	5,754,001

4. Investment Transactions with Affiliates:
The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the semi annual period ended June 30, 2012
	Fair value at						Fair value at
	December 31,	Purchase	Sales	Realized	Dividend	Shares at	June 30,
Affiliate	2011	Cost	Proceeds	Gain/Loss	Income	June 30, 2012	2012
Genesis Conservative Portfolio
Praxis Core Stock Fund	$1,417,900	$277,791	$142,788	$8,731	$—	126,887	$1,638,112
Praxis Growth Index Fund	700,304	116,395	89,894	8,798	—	72,864	819,719
Praxis Intermediate Income Fund	9,809,613	1,895,071	555,196	2	172,860	1,051,537	11,251,450
Praxis International Fund	523,332	23,529	605,268	71,160	—	—	—
Praxis International Index Fund	520,663	853,369	100,378	(8,248)	—	146,918	1,247,332
Praxis Small Cap Fund	351,347	85,198	42,447	5,684	—	36,930	415,096
Praxis Value Index Fund	714,750	134,395	86,894	4,804	—	101,246	821,109
Total	$14,037,909			$90,931	$172,860		$16,192,818

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

	For the semi annual period ended June 30, 2012
	Fair value at						Fair value at
	December 31,	Purchase	Sales	Realized	Dividend	Shares at	June 30,
Affiliate	2011	Cost	Proceeds	Gain/Loss	Income	June 30, 2012	2012
Genesis Balanced Portfolio
Praxis Core Stock Fund	$7,631,295	$829,211	$1,500,527	$127,566	$—	577,218	$7,451,878
Praxis Growth Index Fund	2,826,444	642,288	98,523	(1,528)	—	331,491	3,729,270
Praxis Intermediate
Income Fund	15,073,907	2,902,172	1,431,303	3,500	264,195	1,561,426	16,707,255
Praxis International Fund	2,814,541	55,533	3,182,713	350,869	—	—	—
Praxis International
Index Fund	2,801,466	4,171,395	330,837	(28,189)	—	764,274	6,488,684
Praxis Small Cap Fund	3,789,779	647,741	333,823	52,239	—	384,544	4,322,279
Praxis Value Index Fund	2,882,777	725,993	83,228	(2,552)	—	460,891	3,737,828
Total	$37,820,209			$501,905	$264,195		$42,437,194

	For the semi annual period ended June 30, 2012
	Fair value at						Fair value at
	December 31,	Purchase	Sales	Realized	Dividend	Shares at	June 30,
Affiliate	2011	Cost	Proceeds	Gain/Loss	Income	June 30, 2012	2012
Genesis Growth Portfolio
Praxis Core Stock Fund	$7,531,732	$727,050	$953,176	$36,815	$—	600,959	$7,758,384
Praxis Growth Index Fund	2,975,312	529,691	169,242	(5,284)	—	330,119	3,713,834
Praxis Intermediate
Income Fund	5,949,041	1,300,087	697,112	3,374	105,964	618,558	6,618,568
Praxis International Fund	2,963,298	57,953	3,349,688	342,974	—	—	—
Praxis International
Index Fund	2,950,085	4,306,544	216,799	(28,673)	—	807,186	6,853,009
Praxis Small Cap Fund	4,488,594	688,999	284,742	13,952	—	456,829	5,134,756
Praxis Value Index Fund	3,035,306	544,691	83,242	(4,839)	—	458,902	3,721,698
Total	$29,893,368			$358,319	$105,964		$33,800,249

5. Related Party Transactions:
Everence Capital Management, Inc. provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Intermediate Income Fund	0.40%
Core Stock Fund	0.74%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Fund	0.85%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained various Sub-Advisers to manage the investments of certain Funds under the terms of the Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Aperio Group LLC serves as the Sub-Adviser to the International Index Fund, Davis Selected Advisers, L.P. serves as the Sub-Adviser to the Core Stock Fund, and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, acquired fund fees and expenses, and other extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, acquired fund fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the waiver and/or reimbursement and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

The contractual expense limits in place for the period ended June 30, 2012 were:

Funds
Intermediate Income Fund (Class A)	0.90%
International Index Fund (Class A)	1.65%
Growth Index Fund (Class A)	1.04%
Small Cap Fund (Class A)	1.65%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the period ended June 30, 2012, the Adviser contractually waived investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Intermediate Income Fund (Class A)	$33,021
Growth Index Fund (Class A)	11,772
Small Cap Fund (Class A)	5,709
Conservative Portfolio (Class A)	5,976
Balanced Portfolio (Class A)	12,660
Growth Portfolio (Class A)	33,099

As of June 30, 2012, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Repayment Expires	Balance
Intermediate Income Fund	2009	2012	$78,489
	2010	2013	126,302
	2011	2014	83,384
	2012	2015	33,021
			$321,196
Core Stock Fund	2009	2012	$3,112
International Index Fund	2011	2014	$25,336
Value Index Fund	2009	2012	$12,461
Growth Index Fund	2009	2012	$30,231
	2010	2013	49,945
	2011	2014	30,195
	2012	2015	11,772
			$122,143
Small Cap Fund	2009	2012	$31,813
	2010	2013	36,427
	2011	2014	24,721
	2012	2015	5,709
			$98,670
Conservative Portfolio	2010	2013	$20,073
	2011	2014	22,806
	2012	2015	5,976
			$48,855
Balanced Portfolio	2010	2013	$54,714
	2011	2014	37,883
	2012	2015	12,660
			$105,257
Growth Portfolio	2010	2013	$83,521
	2011	2014	83,266
	2012	2015	33,099
			$199,886

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides administrative, accounting, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, JPMorgan receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, Inc. (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares as follows:

Intermediate Income Fund	$832
Core Stock Fund	1,804
International Index Fund	34
Value Index Fund	698
Growth Index Fund	178
Small Cap Fund	475
Conservative Portfolio	34
Balanced Portfolio	886
Growth Portfolio	1,569

The Trust has adopted a Plan of Distribution (12b-1 plan) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Under the terms of the Compliance and Financial Controls Service Agreements between the Trust and Beacon Hill Fund Services (“Beacon Hill”), Beacon Hill provides certain compliance and financial control services to the Trust, including developing and assisting in implementing a compliance program for the Trust, providing administrative support services to the Funds’ and Portfolios’ Compliance Program, providing the Chief Compliance Officer and providing the Chief Financial Officer. For these services, Beacon Hill receives a monthly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser, Distributor and/or JPMorgan. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chairman of the Board of Trustees receives an annual retainer of $9,000. The Lead Independent Trustee receives an annual retainer of $8,000. The Audit Committee Chairman of the Board of Trustees receives an annual retainer of $7,000. Each additional Independent Board member receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic meetings. The Trust paid $76,000 in aggregate Trustee fees during the period ended June 30, 2012.

6. Capital Share Transactions:
Transactions in shares of the Funds and Portfolios are summarized below:

	Intermediate Income Fund		Core Stock Fund		International Index Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$16,390,287	$17,842,649	$945,992	$2,784,590	$15,653,362	$2,760,359
Dividends reinvested	774,968	2,575,381			—	24,995
Cost of shares redeemed	(9,097,822)	(16,909,001)	(8,561,933)	(17,396,336)	(1,005,127)	(240,521)
Redemption fees	2,614	4,892	341	428	1,878	281
Class A Share Transactions	$8,070,047	$3,513,921	$(7,615,600)	$(14,611,318)	$14,650,113	$2,545,114
Class I Shares:
Proceeds from shares issued	$38,651,035	$37,031,789	$5,972,165	$12,985,466	$44,511,297	$76,906,807
Dividends reinvested	1,755,389	6,614,676	—	271,979	—	499,998
Cost of shares redeemed	(21,092,996)	(42,731,853)	(34,024,575)	(21,965,228)	(6,660,244)	(3,582,373)
Redemption fees	225
Class I Share Transactions	$19,313,653	$914,612	$(28,052,410)	$(8,707,783)	$37,851,053	$73,824,432

	Intermediate Income Fund		Core Stock Fund		International Index Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011
Net increase (decrease) from capital transactions	$27,383,700	$4,428,533	$(35,668,010)	$(23,319,101)	$52,501,166	$76,369,546
Share Transactions:
Class A Shares:
Issued	1,531,697	1,681,985	72,928	221,037	1,737,453	310,802
Reinvested	72,406	243,211	—	—	—	3,048
Redeemed	(850,657)	(1,594,755)	(664,030)	(1,423,750)	(116,500)	(28,431)
Change in Class A Shares	753,446	330,441	(591,102)	(1,202,713)	1,620,953	285,419
Class I Shares:
Issued	3,633,423	3,503,049	459,046	1,065,943	4,944,646	8,141,416
Reinvested	164,546	626,565	—	22,202	—	60,753
Redeemed	(1,974,812)	(4,037,063)	(2,658,280)	(1,786,986)	(754,762)	(396,600)
Change in Class I Shares	1,823,157	92,551	(2,199,234)	(698,841)	4,189,884	7,805,569
Net increase (decrease) from share transactions	2,576,603	422,992	(2,790,336)	(1,901,554)	5,810,837	8,090,988

	Value Index Fund		Growth Index Fund		Small Cap Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,076,335	$8,501,858	$374,106	$1,104,221	$5,017,849	$6,139,929
Dividends reinvested	—	249,363	—	3,268	—	—
Cost of shares redeemed	(9,848,188)	(11,210,403)	(673,099)	(684,462)	(2,313,914)	(4,069,720)
Redemption fees	600	585	2	34	2,050	4,371
Class A Share Transactions	$(8,771,253)	$(2,458,597)	$(298,991)	$423,061	$2,705,985	$2,074,580
Class I Shares:
Proceeds from shares issued	$12,909,701	$9,149,054	$13,548,198	$7,432,380	$7,468,701	$44,566,871
Dividends reinvested	—	531,740	—	154,285	—	—
Cost of shares redeemed	(3,139,826)	(7,945,964)	(5,148,465)	(3,416,920)	(9,509,343)	(13,483,812)
Class I Share Transactions	$9,769,875	$1,734,830	$8,399,733	$4,169,745	$(2,040,642)	$31,083,059
Net increase (decrease) from capital transactions	$998,622	$(723,767)	$8,100,742	$4,592,806	$665,343	$33,157,639
Share Transactions:
Class A Shares:
Issued	133,175	1,052,346	33,607	109,490	455,749	589,722
Reinvested	—	32,811	—	327	—	—
Redeemed	(1,209,532)	(1,401,411)	(61,149)	(67,448)	(200,905)	(398,215)
Change in Class A Shares	(1,076,357)	(316,254)	(27,542)	42,369	254,844	191,507
Class I Shares:
Issued	1,635,382	1,162,008	1,234,248	740,388	654,447	4,438,638
Reinvested	—	70,429	—	15,429	—	—
Redeemed	(387,397)	(992,993)	(460,083)	(340,778)	(825,369)	(1,253,761)
Change in Class I Shares	1,247,985	239,444	774,165	415,039	(170,922)	3,184,877
Net increase (decrease) from share transactions	171,628	(76,810)	746,623	457,408	83,922	3,376,384

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,445,593	$2,700,684	$5,270,338	$8,071,927	$4,074,438	$6,475,721
Dividends reinvested	102,935	443,264	116,343	920,144	6,123	605,034
Cost of shares redeemed	(800,785)	(1,744,443)	(2,399,800)	(4,314,580)	(1,724,423)	(2,486,516)
Redemption fees	96	3	81	71	164	36
Class A Share Transactions	$1,747,839	$1,399,508	$2,986,962	$4,677,562	$2,356,302	$4,594,275
Net increase (decrease) from capital transactions	$1,747,839	$1,399,508	$2,986,962	$4,677,562	$2,356,302	$4,594,275
Share Transactions:
Class A Shares:
Issued	226,186	253,638	471,591	732,804	356,202	572,049
Reinvested	9,528	41,807	10,428	85,326	542	56,139
Redeemed	(74,147)	(163,973)	(215,574)	(394,905)	(152,634)	(223,233)
Change in Class A Shares	161,567	131,472	266,445	423,225	204,110	404,955
Net increase (decrease) from share transactions	161,567	131,472	266,445	423,225	204,110	404,955

7. Federal Income Tax Information:
The character of dividends paid to shareholders for federal income tax purposes during the latest years ended December 31, 2011 and 2010 was (as applicable) as follows:

	Intermediate Income Fund		Core Stock Fund		International Index Fund
	2011	2010	2011	2010	2011	2010
From ordinary income	$11,842,578	$11,366,009	$450,728	$933,114	$985,546	$—
From long-term capital gains	2,178,923	95,699	—	—	—	—
Total distributions	$14,021,501	$11,461,708	$450,728	$933,114	$985,546	$—

	Value Index Fund		Growth Index Fund		Small Cap Fund
	2011	2010	2011	2010	2011	2010
From ordinary income	$972,710	$927,580	$243,797	$172,241	$—	$—
From long-term capital gains	—	—	—	—	—	—
Total distributions	$972,710	$927,580	$243,797	$172,241	$—	$—

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2011	2010	2011	2010	2011	2010
From ordinary income	$448,448	$233,151	$922,863	$405,913	$605,525	$221,272
From long-term capital gains	3,455	—	4,443	—	1,756	—
Total distributions	$451,903	$233,151	$927,306	$405,913	$607,281	$221,272

The following information is computed on a tax basis for each item as of December 31, 2011:

	Intermediate	Core	International
	Income	Stock	Index
	Fund	Fund	Fund
Tax cost of portfolio investments	$285,753,152	$125,949,143	$75,180,059
Gross unrealized appreciation	18,185,781	30,509,211	1,408,214
Gross unrealized depreciation	(1,300,012)	(13,270,057)	(10,502,968)
Net unrealized appreciation (depreciation)	16,885,769	17,239,154	(9,094,754)
Undistributed ordinary income	—	—	—
Undistributed long-term capital gains	36,917	—	—
Capital loss carryforward	—	(45,210,748)	(102,510)
Post-October losses	—	(326,353)	(242,766)
Other temporary differences	—	3,777	(96)
Accumulated earnings (deficit)	$16,922,686	$(28,294,170)	$(9,440,126)

	Value Index	Growth Index	Small Cap
	Fund	Fund	Fund
Tax cost of portfolio investments	$52,924,062	$32,660,352	$56,857,037
Gross unrealized appreciation	7,355,971	6,660,959	11,454,432
Gross unrealized depreciation	(7,456,000)	(2,063,431)	(915,053)
Net unrealized appreciation (depreciation)	(100,029)	4,597,528	10,539,379
Undistributed ordinary income	860,531	—	—
Capital loss carryforward	(13,730,985)	(2,605,933)	(1,947,720)
Post-October losses	(431,594)	(531,782)	(804,103)
Accumulated earnings (deficit)	$(13,402,077)	$1,459,813	$7,787,556

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$13,620,470	$36,221,962	$28,362,594
Gross unrealized appreciation	515,164	2,193,008	2,222,659
Gross unrealized depreciation	(97,725)	(594,761)	(691,885)
Net unrealized appreciation (depreciation)	417,439	1,598,247	1,530,774
Undistributed ordinary income	179	—	—
Undistributed long-term capital gains	68,521	107,968	44,523
Post-October losses	—	(147)	(12,273)
Other temporary differences	(1,157)	(2,014)	(1,000)
Accumulated earnings (deficit)	$484,982	$1,704,054	$1,562,024

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in Passive Foreign Investment Companies.

As of the end of tax year ended December 31, 2011, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the able below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Notes to Financial Statements, continued	June 30, 2012 (Unaudited)

Pre-effective CLCFs subject to expiration:

	Amount	Expires
Core Stock Fund	$9,048,875	2016
	32,345,717	2017
	3,816,156	2018
	$45,210,748
Value Index Fund	8,855,662	2017
	4,875,322	2018
	$13,730,984
Growth Index Fund	$353,168	2016
	2,252,765	2017
	$2,605,933
Small Cap Fund	1,947,720	2017

International Index Fund had a post-effective Short Term CLCF of $102,510 that is not subject to expiration for the year ended December 31, 2011.

During the year ended December 31, 2011, the Core Stock Fund, Value Index Fund, Growth Index Fund and Small Cap Fund utilized $3,348,839, $2,010,074, $330,501 and $3,094,463 of capital loss carryforwards, respectively.

The following information is computed on a tax basis for each item as of June 30, 2012:

	Intermediate	Core	International
	Income	Stock	Index
	Fund	Fund	Fund
Tax cost of portfolio investments	$321,844,868	$98,057,786	$128,981,140
Gross unrealized appreciation	18,806,907	24,949,083	2,545,831
Gross unrealized depreciation	(586,363)	(9,514,936)	(14,293,330)
Net unrealized appreciation (depreciation)	18,220,544	15,434,147	(11,747,499)

	Value	Growth	Small
	Index	Index	Cap
	Fund	Fund	Fund
Tax cost of portfolio investments	$56,552,287	$42,012,012	$59,609,864
Gross unrealized appreciation	6,667,106	8,999,563	12,290,866
Gross unrealized depreciation	(4,826,344)	(651,408)	(1,085,798)
Net unrealized appreciation (depreciation)	1,840,762	8,348,155	11,205,068

	Conservative	Balanced	Growth
	Portfolio	Portfolio	Portfolio
Tax cost of portfolio investments	$15,480,544	$39,757,158	$31,155,193
Gross unrealized appreciation	822,025	3,321,352	3,360,970
Gross unrealized depreciation	(109,751)	(641,316)	(715,914)
Net unrealized appreciation (depreciation)	712,274	2,680,036	2,645,056

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

8. Commitments and Contingencies
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events
The Funds and Portfolios evaluated subsequent events from June 30, 2012 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2012

Security Allocation:
The Praxis Mutual Funds invested, as a percentage of net assets, in the following as of the year ended June 30,2012

Intermediate Income Fund
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.4%
Commercial Mortgage Backed Securities	5.2%
Foreign Bonds	1.0%
Municipal Bonds	2.4%
Corporate Bonds	42.3%
Corporate Notes	1.0%
Federal Farm Credit Bank	0.7%
Federal Home Loan Bank	3.8%
Federal Home Loan Mortgage Corp.	19.9%
Federal National Mortgage Association	16.1%
Government National Mortgage Association	0.3%
Small Business Administration	0.2%
U.S. Department of Housing and Urban Development	0.4%
FDIC Guaranteed	0.8%
Mutual Fund	1.2%
Short Term Investment	1.2%
Total	100.9%

Core Stock Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	93.9%
Commercial Paper	3.2%
Corporate Notes	1.6%
Short Term Investment	0.0%
Total	98.7%

Value Index Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	98.9%
Preferred Stock	0.0%
Corporate Notes	1.0%
Short Term Investment	0.3%
Total	100.2%

Growth Index Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	98.9%
Corporate Notes	0.7%
Short Term Investment	0.3%
Total	99.9%

Small Cap Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	92.4%
Corporate Notes	0.5%
Short Term Investment	6.7%
Total	99.6%

International Index Fund

Percentage of
Security Allocation	Net Assets
Australia	6.0%
Austria	0.1%
Belgium	0.1%
Brazil	3.3%
Canada	7.5%
Chile	0.8%
China	2.2%
Colombia	0.8%
Denmark	0.8%
Finland	0.2%
France	5.4%
Germany	5.6%
Greece	0.1%
Hong Kong	3.6%
Hungary	0.1%
India	1.6%
Indonesia	0.8%
Ireland	1.5%
Israel	0.5%
Italy	1.3%
Japan	14.8%
Jersey	0.3%
Mexico	1.5%
Netherlands	4.6%
Norway	1.1%
Peru	0.2%
Portugal	0.1%
Russia	0.9%
Singapore	2.1%
South Africa	1.9%
South Korea	2.7%
Spain	1.9%
Sweden	1.6%
Switzerland	6.4%
Taiwan	2.5%
Turkey	0.2%
United Kingdom	12.0%
United States	0.8%
Corporate Notes	0.7%
Short Term Investment	0.8%
Total	99.4%

Genesis Conservative Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	100.1%

Genesis Balanced Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	100.1%

Genesis Growth Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	100.2%

Additional Fund Information (unaudited), continued	June 30, 2012

Expense Comparison:
As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses:
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/2012	6/30/2012	01/1/2012-6/30/2012	01/1/2012-6/30/2012
Intermediate Income Fund
Class A	$1,000.00	$1,023.70	$4.83	0.96%
Class I	1,000.00	1,025.70	2.87	0.57%
Core Stock Fund
Class A	1,000.00	1,054.50	8.12	1.59%
Class I	1,000.00	1,057.30	4.76	0.93%
International Index Fund
Class A	1,000.00	1,023.70	8.35	1.66%
Class I	1,000.00	1,025.70	3.98	0.79%
Value Index Fund
Class A	1,000.00	1,074.00	7.22	1.40%
Class I	1,000.00	1,078.50	2.58	0.50%
Growth Index Fund
Class A	1,000.00	1,125.50	5.81	1.10%
Class I	1,000.00	1,129.50	2.65	0.50%
Small Cap Fund
Class A	1,000.00	1,049.50	8.71	1.71%
Class I	1,000.00	1,053.40	5.31	1.04%
Conservative Portfolio
Class A	1,000.00	1,037.60	3.09	0.61%
Balanced Portfolio
Class A	1,000.00	1,047.20	3.10	0.61%
Growth Allocation
Portfolio Class A	1,000.00	1,052.60	3.11	0.61%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

Additional Fund Information (unaudited), continued	June 30, 2012

Hypothetical Example for Comparison Purposes:
The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	1/1/2012	6/30/2012	01/1/2012-6/30/2012	01/1/2012-6/30/2012
Intermediate Income Fund
Class A	$1,000.00	$1,020.09	$4.82	0.96%
Class I	1,000.00	1,022.03	2.87	0.57%
Core Stock Fund
Class A	1,000.00	1,016.96	7.97	1.59%
Class I	1,000.00	1,020.24	4.67	0.93%
International Index Fund
Class A	1,000.00	1,016.61	8.32	1.66%
Class I	1,000.00	1,020.93	3.97	0.79%
Value Index Fund
Class A	1,000.00	1,017.90	7.02	1.40%
Class I	1,000.00	1,022.38	2.51	0.50%
Growth Index Fund
Class A	1,000.00	1,019.39	5.52	1.10%
Class I	1,000.00	1,022.38	2.51	0.50%
Small Cap Fund
Class A	1,000.00	1,016.36	8.57	1.71%
Class I	1,000.00	1,019.69	5.22	1.04%
Conservative Portfolio
Class A	1,000.00	1,021.83	3.07	0.61%
Balanced Portfolio
Class A	1,000.00	1,021.83	3.07	0.61%
Growth Allocation Portfolio
Class A	1,000.00	1,021.83	3.07	0.61%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

(This page intentionally left blank)

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement Of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds, by contacting the broker that sells the Funds, or by contacting the Funds at:

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free from the Commission’s Web site at http://www.sec.gov.

(1) The Funds’ site is not a part of this prospectus.
Investment Company Act file no. 811-08056

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

2120542

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)           Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

Not applicable.

Item 11. Controls And Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:
/s/ Trent Statczar
-------------------------
Trent Statczar
Treasurer and Chief Financial Officer
September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ David Gautsche
-------------------------
David Gautsche
President and Chief Executive Officer
September 5, 2012

By:           /s/ Trent Statczar
-------------------------
Trent Statczar
Treasurer and Chief Financial Officer
September 5, 2012